UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard, Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard, Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

Each, a series of Aspiriant Trust

Annual Report

February 28, 2018

ASPIRIANT TRUST

TABLE OF CONTENTS

Letter to Shareholders	2
Growth of $10,000 Investment and Performance	8
Summaries of Investments	11
Schedules of Investments	14
Statements of Assets and Liabilities	48
Statements of Operations	49
Statements of Changes in Net Assets	50
Financial Highlights	52
Notes to Financial Statements	55
Report of Independent Registered Public Accounting Firm	70
Other Information	71
Expense Examples	72
Trustees and Officers	74
Privacy Policy	76

2

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

LETTER TO SHAREHOLDERS

February 28, 2018

The Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund” or the “Fund”), returned 15.80% for the fiscal year ended February 28, 2018. Over the same period, Equity Allocation Fund’s benchmark, the MSCI ACWI Index (the “Benchmark”), returned 18.79%. Broad equity markets were positive for the one year period ended February 28, 2018, with international equity markets generally outpacing domestic markets’ returns for the first time in nearly seven years. U.S. equities, as measured by the S&P 500 Index (the “S&P 500”), returned 17.10% while international stocks, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, returned 20.13% and 30.51%, respectively. Growth stocks outperformed value stocks as expectations of economic expansion took hold throughout the period.

The Fund benefited from its overweight to emerging markets equities through its investments in both beta and minimum volatility equity exposures to that region. Additionally, the Fund’s quality exposures indirectly profit from strong economic activity in emerging markets as many of those companies have significant business operations in these geographies.

Stock market volatility was historically low until February, especially in the U.S., as the S&P 500 avoided a 3% drawdown for a calendar year for the first time since 1995. The VIX Index, which measures expected S&P 500 market volatility, had plummeted to record lows by the end of the year, but then jumped in early February, as concerns surrounding a pickup in inflation caused a 10% pull back in the U.S. equity market. Outside the U.S., equity markets exhibited similarly lower-than-normal levels of volatility until the February decline. The relative tranquility of equity markets dampened the opportunity of our minimum volatility strategies to outperform the benchmark and detracted from performance.

While the Fund has slightly lagged its Benchmark return over the past three years, it has done so with materially less risk, as measured by the annualized volatility of monthly returns over the same period. As of February 28, 2018, the Fund’s annualized three year volatility was 8.35%, compared to 10.83% for the Benchmark.

The Fund decreased its allocation to the iShares MSCI ACWI ETF (“ACWI”) over the course of the year as valuations become further extended across all markets. ACWI started the year at approximately 9.1% of the Fund and was at approximately 0.9% of the Fund by February 28, 2018. The Fund raised its exposure to defensive equities which include both, quality and minimum volatility strategies.

The Fund continues to have an overweight allocation to emerging markets, principally through its investments in the iShares Edge MSCI Min Vol Emerging Markets ETF and the iShares Core MSCI Emerging Markets ETF.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

3

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

February 28, 2018

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, investing in smaller companies with limited resources, foreign securities and currencies, emerging markets, and illiquid investments, and use of predictive models. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds.

Foreign securities have additional risks including currency rate changes, political and economic instability, less regulation and market liquidity. Investments in emerging markets involve even greater risks.

The adviser and sub-advisers may be unable to construct the Fund’s investment portfolio such that the intended federal tax implications, when making investment decisions with respect to individual securities, are achieved.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It is not possible to invest directly in an index.

The S&P 500 Index is a market capitalization-weighted index that includes 500 stocks representing all major industries. Returns are denominated in US Dollars and include reinvested dividends. It is not possible to invest directly in an index.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. It is not possible to invest directly in an index.

The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. It is not possible to invest directly in an index.

VIX Index measures the market’s expectation of future volatility. The VIX Index is based on options of the S&P 500(R) Index, considered the leading indicator of the broad U.S. stock market.

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS

February 28, 2018

The Aspiriant Risk-Managed Municipal Bond Fund (“Municipal Bond Fund” or the “Fund”) returned 3.35% for the fiscal year ended February 28, 2018. Over the same period, Municipal Bond Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index (the “Benchmark”), returned 2.50%. Municipal bonds also outperformed taxable bonds over the course of the year ended February 28, 2018, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 0.51%. A slight acceleration in economic activity, strong demand versus supply, reasonably stable interest rates and favorable investment implications from the Tax Cuts and Jobs Act all helped lift returns for the year ended February 28, 2018.

Lower rated bonds generally outperformed higher rated bonds with high yield municipal bonds providing a return of 4.74%, as measured by the Bloomberg Barclays High Yield Municipal Bond Index, for the year ended February 28, 2018. Municipal high yield experienced a widening of credit spreads after the November 2016 elections, but subsequently contracted throughout much of 2017 and early 2018 due to the same factors that benefited all municipal bonds. The Fund’s mid-teen allocation to high-yield municipal bonds were a positive contributor to its performance while allocations to higher rated securities were a detractor to performance.

The Fund stayed approximately neutral to its Benchmark on interest rate sensitivity or duration throughout the year.

The Fund’s allocation to high yield municipal bonds decreased modestly through the first three fiscal quarters of the year. In the fourth fiscal quarter some of the managers added to high yield once there was clarification around tax reform, and it proved to generally be beneficial to the Fund. At year end, high yield issues continued to be an overweight when compared to the Benchmark.

The Fund increased its allocations to Wells Capital Management, Inc. and MacKay Shields over the course of the year while decreasing the allocations (as measured by weightings of total investments) to Nuveen Asset Management, LLC and The Vanguard Group, Inc. The changes do not reflect a decrease in confidence in Nuveen or Vanguard but rather a desire to have more balanced allocations within the Fund.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. The Fund is exposed to the same risks that are associated with investing in underlying municipal securities owned by the Fund. The Fund is subject to interest rate risk; as interest rates rise, bond prices generally fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Investments in securities of non-U.S. issuers or U.S. issuers with significant non-U.S. operations may present more risk.

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS (Continued)

February 28, 2018

The use of derivatives involves substantial financial risks and transaction costs. Certain derivatives may be illiquid. The Fund’s use of inverse floaters may magnify the potential for losses. The Fund periodically engages in portfolio leverage and when doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.

Investing in securities of non-U.S. issuers or U.S. issues with significant non-U.S. operations may present more risk due to the inherent risks associated with political, social, and economic development abroad and different legal, regulatory, and tax environments. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s portfolio.

Income may be subject to the alternative minimum tax.

These and other risk considerations, such as preferred securities, call, income, municipal lease obligations, political and economic, and zero coupon bond risks, are described in detail in the Fund’s prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market. It includes most investment grade tax-exempt bonds that are issued by state and local governments. It is not possible to invest directly in an index.

The Bloomberg Barclays U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year. It is not possible to invest directly in an index.

The Bloomberg Barclays High Yield Municipal Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

6

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS

February 28, 2018

The Aspiriant Defensive Allocation Fund (“Defensive Allocation Fund” or the “Fund”) returned 7.44% for the fiscal year ended February 28, 2018. Over the same period, the Fund’s benchmark, the HFRI Fund of Funds Composite Index, returned 6.54%. The Fund also far outpaced broad fixed income indices such as the Bloomberg Barclays U.S. Aggregate Bond Index that returned 0.51% for the fiscal year ended February 28, 2018.

International equity markets, as measured by the MSCI ACWI Ex USA Index, returned 21.63%, outpacing U.S. equity markets, which returned 17.10%, as measured by the S&P 500 Index. Core Diversifiers, global asset allocation strategies that invest across a wide range of financial markets and geographies, benefited from positive returns across almost all risk assets, equities in particular, and returned approximately 9.81% for the fiscal year. Alternative Diversifiers, investments in strategies with return patterns that are less sensitive to movements in traditional markets, provided an approximate return of 3.70% for the year. With the exception of the Vanguard Market Neutral Fund, all of our Alternative Diversifiers posted positive results for the fiscal year, with the Gateway Fund’s (“Gateway”) hedged equity strategy generating the highest performance at 6.44%.

The Fund added the Eaton Vance Global Macro Absolute Return Advantage Fund which seeks to capture the yield premium offered by short duration fixed income instruments (e.g., money markets) in international markets, emerging countries in particular. Currency and to a lesser extent, commodity exposures, provide additional sources of return. The Fund also added the D. E. Shaw Orienteer X Fund, LLC (“D.E. Shaw”), a private fund that holds a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt). D.E. Shaw will also selectively hold some relative value positions to drive outperformance or fund alpha.

The Merger Fund was terminated as it materially pursued the same investment approach as the Water Island Merger Arbitrage Institutional Commingled Fund LP and the proceeds were allocated among various Alternative Diversifiers.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same economic or market events.

7

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

February 28, 2018

The Fund is exposed to the principal risks of the underlying funds in which it invests. These risks include alternative strategies risk, commodity risk, counterparty risk, credit risk, derivatives risk, floating rate loss risk, foreign securities and currencies risk, liquidity risk, market risk, REIT and real estate risk, short sale risk, and small and mid-cap company risk. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 800 constituent hedge fund of funds that invest over a broad range of strategies.

The Bloomberg Barclays U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The MSCI ACWI ex USA Index capture large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 23 Emerging Markets countries.

The S&P 500 is a market capitalization-weighted index that includes 500 stocks representing all major industries. Returns are denominated in US Dollars and include reinvested dividends. It is not possible to invest directly in an index.

8

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 28, 2018 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Advisor Shares made as of the close of business on April 4, 2013 (Commencement of the Fund’s Operations).

Total Returns as of February 28, 2018	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Equity Allocation Fund
Advisor Shares	15.80%	7.49%
MSCI ACWI Index (1)	18.79%	10.09%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The adviser has contractually agreed to waive certain fees/expenses to the extent that they do not exceed 0.65% for Advisor Shares. The adviser may recoup previously waived expenses that it assumed for up to two years from the end of the fiscal year in which the expenses were incurred. The adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% through June 30, 2018. This arrangement may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business April 4, 2013 (commencement of operations) through February 28, 2018.

(1)

The MSCI ACWI Index, which captures large and mid cap representation, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 28, 2018 (Unaudited)

The above graph assumes an initial investment of $10,000 in Shares made as of the close of business on July 1, 2015 (Commencement of the Fund’s Operations).

Total Returns as of February 28, 2018	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Municipal Bond Fund	3.35%	2.93%
Bloomberg Barclays Municipal Bond Index (1)	2.50%	2.74%
Bloomberg Barclays 1-15 Yr. Municipal Bond Index (2)	1.76%	2.17%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The adviser has contractually agreed to waive certain fees/expenses to the extent that they do not exceed 0.65%. The adviser may recoup previously waived expenses that it assumed for up to two years from the end of the fiscal year in which the expenses were incurred. The adviser has contractually agreed to waive its advisory fee from 0.27% to 0.24% through June 30, 2018. This arrangement may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business July 1, 2015 (commencement of operations) through February 28, 2018.

(1)

The Bloomberg Barclays Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

(2)	The Bloomberg Barclays Capital 1-15 Year Municipal Bond Index measures the performance of municipal bonds with maturities between one and 17 years.

The above referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

10

ASPIRIANT DEFENSIVE ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 28, 2018 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on December 14, 2015 (Commencement of the Fund’s Operations).

Total Returns as of February 28, 2018	1 Year	Annualized Since Inception*
Aspiriant Defensive Allocation Fund	7.44%	5.20%
HFRI Fund of Funds Composite Index (1)	6.54%	3.80%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business December 14, 2015 (commencement of operations) through February 28, 2018.

(1)	The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

11

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	10.2%
Consumer Staples	6.1%
Health Care	5.9%
Technology	5.4%
Communications	4.3%
Consumer Discretionary	3.9%
Utilities	3.4%
Industrials	1.7%
Other	2.2%
Total Common Stocks	43.1%
Exchange-Traded Funds	22.0%
Closed-End Mutual Fund	0.0%[1]
Open-End Mutual Fund	30.3%
Preferred Stock	0.1%
Short-Term Investments	7.3%
Total Investments	102.8%
Liabilities in excess of other assets	(2.8%)
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	11.4%
Medical	10.2%
Development	6.1%
General Obligation	5.2%
Education	4.5%
Transportation	4.5%
Water	2.9%
Higher Education	2.7%
School District	2.1%
Airport	1.7%
Tobacco Settlement	1.7%
Multifamily Housing	1.5%
Housing	1.0%
Nursing Homes	1.0%
Other	4.7%
Total Municipal Bonds	61.2%
Closed-End Mutual Funds	0.7%
Open-End Mutual Funds	19.6%
Limited Partnerships	11.1%
Short-Term Investment	6.9%
Total Investments	99.5%
Other assets less liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	69.3%
Global Macro	7.1%
Managed Futures	4.5%
Long/Short Equity	3.6%
Total Open-End Mutual Funds	84.5%
Exchange-Traded Funds
Global Allocation	5.3%
Total Exchange-Traded Funds	5.3%
Limited Partnerships
Global Allocation	4.3%
Merger Arbitrage	3.3%
Total Limited Partnerships	7.6%
Short-Term Investment	2.6%
Total Investments	100.0%
Liabilities in excess of other assets	(0.0%)[1]
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

14

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS — 43.1%
	AUSTRALIA — 0.1%
5,584	AGL Energy Ltd.	$93,956
13,428	Australian Unity Office Fund - REIT	23,988
47,500	Bendigo and Adelaide Bank Ltd.	415,011
1,818	Newcrest Mining Ltd.	29,834
8,617	Rio Tinto Ltd.	534,237
9,661	Wesfarmers Ltd.	308,977
		1,406,003
	AUSTRIA — 0.2%
2,207	Agrana Beteiligungs A.G.	265,288
12,968	Erste Group Bank A.G.	659,378
235	Oberbank A.G.	24,020
4,574	OMV A.G.	260,070
922	Raiffeisen Bank International A.G.*	35,722
1,486	Verbund A.G.	39,423
12,497	Voestalpine A.G.	720,929
		2,004,830
	BELGIUM — 0.3%
2,800	Ageas	146,609
4,397	Bekaert S.A.	217,817
18,426	Colruyt S.A.	994,125
5,673	Elia System Operator S.A./N.V.	358,175
200	KBC Group N.V.	18,740
17,743	UCB S.A.	1,465,684
		3,201,150
	BERMUDA — 1.0%
11,359	Arch Capital Group Ltd.*	1,002,318
5,929	Asian Growth Properties Ltd.	86
14,636	Assured Guaranty Ltd.	506,113
4,591	Bunge Ltd.	346,299
20,000	China Oriental Group Co., Ltd.	15,205
64,000	CK Infrastructure Holdings Ltd.	535,902
5,920	Credicorp Ltd.	1,281,384
13,140	Everest Re Group Ltd.	3,156,754
196,000	NWS Holdings Ltd.	368,161
960	Ocean Wilsons Holdings Ltd.	14,075
28,000	Regal Hotels International Holdings Ltd.	17,813
7,321	RenaissanceRe Holdings Ltd.	939,138
14,594	Validus Holdings Ltd.	987,138
680	White Mountains Insurance Group Ltd.	548,658
6,000	Wing On Co. International Ltd.	22,000
157,500	Yue Yuen Industrial Holdings Ltd.	674,204
		10,415,248
	BRAZIL — 0.1%
14,698	Banco do Brasil S.A. - ADR	188,546
25,275	Telefonica Brasil S.A. - ADR	396,059
		584,605
	CANADA — 1.9%
8,752	Agnico Eagle Mines Ltd.[1]	333,364
1,900	Artis Real Estate Investment Trust - REIT	20,167
200	Automotive Properties Real Estate Investment Trust - REIT	1,552
20,204	Bank of Montreal	1,535,706
38,824	Bank of Nova Scotia	2,405,535
91,168	Barrick Gold Corp.	1,050,255
24,554	BCE, Inc.	1,071,291
1,500	Calian Group Ltd.	38,190
45,648	Canadian Imperial Bank of Commerce	4,166,254
13,400	Canadian Real Estate Investment Trust - REIT	521,297
2,400	Canadian Tire Corp. Ltd. - Class A	326,166
3,000	CGI Group, Inc.*	175,343
1,200	Corby Spirit and Wine Ltd.	19,161
53,900	Dream Global Real Estate Investment Trust - REIT	518,334
6,521	Eldorado Gold Corp.	6,912
85	Fairfax Financial Holdings Ltd.*	41,460
2,032	Franco-Nevada Corp.	142,362
5,958	George Weston Ltd.	487,106
2,500	Great-West Lifeco, Inc.	65,968
10,390	Inovalis Real Estate Investment Trust	77,245
2,547	Lions Gate Entertainment Corp.*	68,361
9,600	Loblaw Cos. Ltd.	493,167
10,318	Magna International, Inc.	567,180
1,300	Northview Apartment Real Estate Investment Trust - REIT	25,165
6,000	Rogers Communications, Inc. - Class B	270,355
36,018	Royal Bank of Canada	2,841,405
29,154	Shaw Communications, Inc. - Class B	564,314
7,900	Summit Industrial Income REIT	48,944
23,159	Toronto-Dominion Bank	1,341,864
		19,224,423

15

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	CAYMAN ISLANDS — 0.2%
1,096	Autohome, Inc. - ADR	$85,718
80,466	CK Asset Holdings Ltd.	691,387
12,457	CK Hutchison Holdings Ltd.	155,691
753,000	HKT Trust and HKT Ltd.	962,190
		1,894,986
	CHILE — 0.3%
11,643	Banco de Chile - ADR	1,185,956
6,357	Cia Cervecerias Unidas S.A. - ADR[1]	177,106
144,816	Enel Americas S.A. - ADR	1,653,799
42,388	Enel Chile S.A. - ADR	259,414
		3,276,275
	CHINA — 0.7%
5,042,000	Bank of China Ltd. - Class H	2,711,444
40,178	China Construction Bank Corp. - ADR	824,252
8,046	China Petroleum & Chemical Corp. - ADR	636,439
7,709	China Telecom Corp. Ltd. - ADR	334,648
6,685	Huaneng Power International, Inc. - ADR	163,381
2,604,321	Industrial & Commercial Bank of China Ltd. - Class H	2,220,289
		6,890,453
	COLOMBIA — 0.1%
22,449	Bancolombia S.A. - ADR[1]	946,899

	CURACAO — 0.0%[2]
3,552	Retail Holdings N.V.	44,933

	DENMARK — 0.5%
8,087	Carlsberg A/S - Class B	988,751
9,221	Coloplast A/S - Class B	779,265
21,203	GN Store Nord A/S	731,374
773	Harboes Bryggeri A/S	11,120
25,534	Novo Nordisk A/S - ADR	1,314,490
17,515	Novozymes A/S	900,170
6,592	Royal Unibrew A/S	404,503
8,267	William Demant Holding A/S*	295,451
		5,425,124
	FINLAND — 0.2%
1,685	Aspo Oyj	19,858
1,853	DNA Oyj	39,115
3,884	Elisa Oyj	166,842
46,305	Fortum Oyj	1,017,032
475	Kesko Oyj - B Shares	27,639
1,022	Olvi Oyj	35,784
2,401	Orion Oyj - Class A	89,341
6,044	Orion Oyj - Class B	196,852
20,441	Raisio Oyj	97,882
		1,690,345
	FRANCE — 0.4%
249	1000mercis	11,865
26,660	AXA S.A.	834,966
146	Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	15,185
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	18,520
4,645	Cie Generale des Etablissements Michelin	713,958
76	Constructions Industrielles de la Mediterranee S.A.	11,451
4,168	Credit Agricole S.A.	71,420
29	Dassault Aviation S.A.	50,267
96	Electricite de Strasbourg S.A.	15,862
12,490	Engie S.A.	194,799
415	Fleury Michon S.A.	23,577
438	Gaumont S.A.	71,464
347	Hermes International	186,612
542	L'Oreal S.A.	116,541
915	Metropole Television S.A.	26,018
1,397	Mr Bricolage	24,883
5,619	NetGem S.A.	17,823
255	Pernod Ricard S.A.	41,999
768	PSB Industries S.A.	42,560
4,576	Societe BIC S.A.	480,951
369	Societe Fonciere Lyonnaise S.A. - REIT	26,938
6,790	TOTAL S.A. - ADR	384,925
11,590	Veolia Environnement S.A.	281,499
2,946	Veolia Environnement S.A. - ADR	71,588
525	Vilmorin & Cie S.A.	47,717
213	Voyageurs du Monde	27,415
		3,810,803
	GERMANY — 0.6%
7,919	Aareal Bank A.G.	385,195

16

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
473	Allianz S.E.	$109,874
7,890	Allianz S.E. - ADR	183,443
4,399	Aurubis A.G.	368,452
3,362	Axel Springer S.E.	302,731
5,072	BASF S.E. - ADR[1]	133,292
6,924	Beiersdorf A.G.	757,652
11,518	Borussia Dortmund GmbH & Co. KGaA	83,757
8,539	Brown-Forman Corp.*	595,937
351	CECONOMY A.G.	4,599
1,916	Comdirect Bank A.G.	27,255
15,911	Deutsche Post A.G.	725,880
4,155	Fielmann A.G.	342,390
14,914	Freenet A.G.	515,387
2,059	Henkel A.G. & Co.	247,550
351	METRO A.G.	6,846
6,963	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,556,997
1,191	MVV Energie A.G.	38,670
3,609	Salzgitter A.G.	205,816
		6,591,723
	GUERNSEY — 0.7%
110,730	Amdocs Ltd.	7,284,927
1,291	PPHE Hotel Group Ltd.	20,197
23,405	Schroder Real Estate Investment Trust Ltd. - REIT	20,328
		7,325,452
	HONG KONG — 1.6%
52	AIA Group Ltd.	432
2,000	Allied Group Ltd.	12,524
322,000	BOC Hong Kong Holdings Ltd.	1,618,207
134,961	China Mobile Ltd. - ADR	6,274,337
46,653	China Unicom Hong Kong Ltd. - ADR*[1]	595,292
64,000	Chinney Investments Ltd.	27,723
160,000	CLP Holdings Ltd.	1,618,303
5,314	CNOOC Ltd. - ADR	757,245
94,210	Hang Seng Bank Ltd.	2,335,749
13,000	Harbour Centre Development Ltd.	24,918
60,000	Hon Kwok Land Investment Co., Ltd.	36,878
82,200	Hong Kong & China Gas Co., Ltd.	162,202
128,000	Link REIT	1,088,127
94,558	MTR Corp. Ltd.	499,055
46,500	Power Assets Holdings Ltd.	394,511
95,000	Regal Real Estate Investment Trust - REIT	29,168
25,000	Sun Hung Kai Properties Ltd.	414,725
117,400	Swire Properties Ltd.	400,038
		16,289,434
	INDIA — 0.1%
40,054	Infosys Ltd. - ADR[1]	707,353
110,278	Wipro Ltd. - ADR[1]	607,632
		1,314,985
	INDONESIA — 0.1%
34,752	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	1,008,851

	IRELAND — 0.2%
2,731	Accenture PLC - Class A	439,718
127,035	Irish Residential Properties REIT PLC	221,035
1,989	Kerry Group PLC - Class A	198,980
2,358	Paddy Power Betfair PLC	275,018
22,317	Ryanair Holdings PLC*	439,732
		1,574,483
	ISLE OF MAN — 0.0%[2]
13,156	Crossrider PLC*[1]	14,308

	ISRAEL — 0.5%
2,403	Alrov Properties and Lodgings Ltd.	80,100
17,582	Ashdar Building Co., Ltd.	15,020
9,231	Aspen Group Ltd.	17,778
15,545	Bank Hapoalim B.M.	110,683
17,176	Bank Leumi Le-Israel B.M.	103,530
14,222	Check Point Software Technologies Ltd.*	1,477,524
2,488	Dor Alon Energy in Israel 1988 Ltd.	32,661
3,795	Elbit Systems Ltd.[1]	543,408
52,372	Gazit-Globe Ltd.	532,250
493	IES Holdings Ltd.	24,647
186,616	Israel Discount Bank Ltd. - Class A*	535,109
215,630	Isramco Negev 2 LP	28,518
3,652	Maabarot Products Ltd.	43,862
332	Malam - Team Ltd.	37,182
12,763	Mediterranean Towers Ltd.	26,758

17

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
6,868	Minrav Projects Ltd.	$9,349
16,560	Nice Ltd. - ADR	1,599,530
237	Paz Oil Co., Ltd.*	38,628
479	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,183
231	Sano-Brunos Enterprises Ltd.	13,133
3,219	Shalag Industries Ltd.	15,942
13,646	Shufersal Ltd.	97,221
3,000	Strauss Group Ltd.	67,396
3,225	Victory Supermarket Chain Ltd.	41,714
		5,519,126
	ITALY — 0.3%
81,287	A2A S.p.A.	143,725
5,092	Banca Mediolanum S.p.A.	45,753
3,971	Enel S.p.A.	23,051
105,702	Iren S.p.A.	313,296
17,172	Luxottica Group S.p.A.	1,029,848
2,019	Luxottica Group S.p.A. - ADR	121,685
2,700	Orsero S.p.A.*	29,646
258,058	Snam S.p.A.	1,155,212
		2,862,216
	JAPAN — 3.3%
8,200	ABC-Mart, Inc.	519,797
10,900	Aeon Hokkaido Corp.	80,499
2,200	Alps Logistics Co., Ltd.	19,465
1,500	Aohata Corp.	35,081
35	Astellas Pharma, Inc.	514
1,400	Bandai Namco Holdings, Inc.	45,209
3,600	Biofermin Pharmaceutical Co., Ltd.	96,283
35,900	Bridgestone Corp.	1,593,586
700	Bull-Dog Sauce Co., Ltd.	14,834
1,600	Canare Electric Co., Ltd.	32,756
61,767	Canon, Inc.	2,353,867
86,315	Canon, Inc. - ADR[1]	3,290,328
1,100	Choushimaru Co., Ltd.	51,699
1,500	Cota Co., Ltd.	27,561
2,300	Daiichi Kensetsu Corp.	41,128
14,000	Daiichi Sankyo Co., Ltd.	495,790
2,800	Dainichi Co., Ltd.	23,976
1,200	Dynac Corp.	19,157
1,600	EAT&Co Ltd.	32,655
800	FamilyMart UNY Holdings Co., Ltd.	60,331
17,400	FUJIFILM Holdings Corp.	725,097
400	Fuso Pharmaceutical Industries Ltd.	10,742
4,000	Gourmet Kineya Co., Ltd.	44,339
8,000	Gunma Bank Ltd.	48,998
50,000	Hachijuni Bank Ltd.	299,889
1,100	Hakuyosha Co., Ltd.	34,752
2,800	Isewan Terminal Service Co., Ltd.	18,584
15,000	Isuzu Motors Ltd.	234,674
1,300	Itec Corp.	20,036
1,400	Itochu Techno-Solutions Corp.	57,162
26,900	Japan Airlines Co., Ltd.	1,025,217
27,100	Japan Post Bank Co., Ltd.	369,533
76	Japan Real Estate Investment Corp. - REIT	394,620
23,500	Japan Tobacco, Inc.	666,862
300	JFE Container Co., Ltd.	12,752
800	Jichodo Co., Ltd.	65,197
2,700	Jolly - Pasta Co., Ltd.	42,261
3,400	Kakiyasu Honten Co., Ltd.	98,858
1,000	Kao Corp.	72,995
500	Kato Sangyo Co., Ltd.	16,906
14,249	KDDI Corp.	349,917
5,400	KDDI Corp. - ADR	66,042
5,600	Keiyo Co., Ltd.	32,027
10,400	King Co., Ltd.	62,363
15,000	Kitano Construction Corp.	61,789
3,000	Kohsoku Corp.	34,606
9,100	Kyocera Corp.	536,710
2,000	Kyokuyo Co., Ltd.	71,618
5,000	Makita Corp.	236,533
72,000	Marubeni Corp.	548,588
900	Maxvalu Chubu Co., Ltd.	12,257
2,700	Maxvalu Tohoku Co., Ltd.*	35,878
1,400	McDonald's Holdings Co. Japan Ltd.	62,467
9,400	Medipal Holdings Corp.	191,195
1,000	Meiko Trans Co., Ltd.	11,519
37,000	Mitsubishi Motors Corp.	290,459
121,235	Mitsubishi Tanabe Pharma Corp.	2,582,341
7,700	Miyoshi Oil & Fat Co., Ltd.	102,059
1,000	Morishita Jintan Co., Ltd.	28,061

18

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
1,200	Morozoff Ltd.	$74,657
2,200	Mory Industries, Inc.	74,733
1,000	Nakamuraya Co., Ltd.	45,158
3,400	Nakayama Steel Works Ltd.	22,494
2,400	Nakayamafuku Co., Ltd.	17,279
21,900	Nichia Steel Works Ltd.	73,047
400	Nihon Shokuhin Kako Co., Ltd.	9,712
1,100	Niitaka Co., Ltd.	18,568
23	NIPPON REIT Investment Corp.	71,568
15,900	Nippon Telegraph & Telephone Corp.	738,501
76,451	Nippon Telegraph & Telephone Corp. - ADR[1]	3,566,439
5,800	Nissin Foods Holdings Co., Ltd.	394,647
2,900	Nissui Pharmaceutical Co., Ltd.	37,439
2,000	Nittobest Corp.	18,398
101,446	NTT DOCOMO, Inc.	2,595,224
30,121	NTT DOCOMO, Inc. - ADR	769,290
2,100	Ohki Healthcare Holdings Co., Ltd.	32,732
9,660	Okinawa Electric Power Co., Inc.	260,934
14,266	Otsuka Holdings Co., Ltd.	715,400
6,000	OUG Holdings, Inc.	150,592
1,000	Ozu Corp.	20,781
5,400	Paris Miki Holdings, Inc.	27,353
1,500	Plant Co., Ltd.	19,135
1,500	Resol Holdings Co., Ltd.	64,625
527	Rinnai Corp.	47,110
2,000	Rock Paint Co., Ltd.	19,158
900	S&B Foods, Inc.	90,577
800	San Holdings, Inc./Japan	19,547
5,100	Secom Co., Ltd.	364,746
13	Seven & i Holdings Co., Ltd.	543
6,200	Shidax Corp.	30,127
9,400	Shimamura Co., Ltd.	1,117,623
1,234	Shin-Etsu Chemical Co., Ltd.	129,651
600	Shin-Keisei Electric Railway Co., Ltd.	12,670
2,600	Shofu, Inc.	35,018
14,041	Suntory Beverage & Food Ltd.	651,510
1,532	Suntory Beverage & Food Ltd. - ADR	35,359
1,100	Taiko Bank Ltd.	24,308
1,900	Taiyo Kagaku Co., Ltd.	30,482
9,800	Takeda Pharmaceutical Co., Ltd.	555,667
800	Tobu Store Co., Ltd.	22,226
2,600	Toell Co., Ltd.	25,343
1,800	Tokio Marine Holdings, Inc.	82,461
300	Tokyo Rakutenchi Co., Ltd.	14,634
3,000	Tokyu Recreation Co., Ltd.	26,828
14,000	Toyo Suisan Kaisha Ltd.	545,797
6	Toyota Motor Corp.	404
1,437	Toyota Motor Corp. - ADR	193,420
14,500	Trend Micro, Inc.	817,837
500	Tsumura & Co.	16,673
3,000	TTK Co., Ltd.	17,200
7,000	Uchiyama Holdings Co., Ltd.	43,354
1,200	Unicafe, Inc.	12,995
13	Unicharm Corp.	363
32	United Urban Investment Corp. - REIT	50,501
6,800	Weds Co., Ltd.	51,050
109,803	Yahoo Japan Corp.	506,769
6,586	Yamaguchi Financial Group, Inc.	79,498
2,000	Yamatane Corp.	36,711
2,000	Yamaya Corp.	54,766
4,000	Yamazaki Baking Co., Ltd.	77,842
2,600	Yamazawa Co., Ltd.	41,903
5,900	Yashima Denki Co., Ltd.	49,825
2,100	Yomeishu Seizo Co., Ltd.	47,034
1,100	Yonkyu Co., Ltd.	15,123
		34,223,778
	JERSEY — 0.1%
9,338	Randgold Resources Ltd. - ADR[1]	756,565

	LUXEMBOURG — 0.2%
5,808	APERAM S.A.	300,381
12,599	Millicom International Cellular S.A.	838,069
14,131	RTL Group S.A.	1,237,490
		2,375,940
	NETHERLANDS — 0.2%
36,400	Aegon N.V.[1]	251,888
26,578	ForFarmers N.V.	292,475
10,135	Koninklijke Ahold Delhaize N.V. - ADR	227,125
4,367	LyondellBasell Industries N.V. - Class A	472,597
10,341	Mylan N.V.*	416,949

19

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
6,670	Sligro Food Group N.V.	$345,558
		2,006,592
	NEW ZEALAND — 0.2%
2,870	Abano Healthcare Group Ltd.	19,338
20,000	Arvida Group Ltd.	17,633
4,384	Briscoe Group Ltd.*	10,845
19,158	Contact Energy Ltd.	72,881
1,125	EBOS Group Ltd.	14,369
37,836	Evolve Education Group Ltd.	14,462
33,979	Fisher & Paykel Healthcare Corp. Ltd.	336,961
120,276	Genesis Energy Ltd.	204,714
130,844	Goodman Property Trust - REIT	124,561
30,944	Kathmandu Holdings Ltd.	50,213
149,276	Mercury NZ Ltd.	340,843
51,515	Metlifecare Ltd.	221,058
14,272	NEW Zealand King Salmon Investments Ltd.	20,386
46,321	PGG Wrightson Ltd.	20,998
82,191	Property for Industry Ltd.	96,523
24,994	Sanford Ltd.	138,798
54,601	Spark New Zealand Ltd.	131,921
45,654	Stride Property Group	55,644
21,629	Synlait Milk Ltd.*	122,267
18,586	Trustpower Ltd.	69,191
30,318	Warehouse Group Ltd.	43,949
		2,127,555
	NORWAY — 0.2%
14,812	Norsk Hydro A.S.A.	99,522
2,681	Olav Thon Eiendomsselskap A.S.A.	52,416
97,828	Orkla A.S.A.	1,072,608
2,026	Oslo Bors VPS Holding A.S.A.	30,785
3,457	Statoil A.S.A.	78,687
42,905	Telenor A.S.A.	962,851
3,840	Yara International A.S.A.	169,679
		2,466,548
	PANAMA — 0.0%[2]
4,840	Carnival Corp.	323,844

	PERU — 0.0%[2]
11,227	Cia de Minas Buenaventura S.A.A. - ADR	174,580

	PORTUGAL — 0.1%
108	F. Ramada Investimentos SGPS S.A.	1,498
21,301	Jeronimo Martins SGPS S.A.	441,848
20,915	REN - Redes Energeticas Nacionais SGPS S.A.	62,941
		506,287
	SINGAPORE — 0.2%
25,000	DBS Group Holdings Ltd.	537,270
7,499	DBS Group Holdings Ltd. - ADR	649,788
32,300	Far East Hospitality Trust - REIT	17,022
84,700	First Real Estate Investment Trust - REIT	86,954
22,600	Fraser and Neave Ltd.	40,035
99,600	Frasers Hospitality Trust	58,611
17,600	Hotel Grand Central Ltd.*	19,397
31,300	IREIT Global - REIT	18,996
44,500	Keong Hong Holdings Ltd.	20,202
8,000	Keppel Corp. Ltd.	47,903
100,200	Lee Metal Group Ltd.	31,011
81,000	Singapore Airlines Ltd.	674,925
109,000	Singapore Telecommunications Ltd.	276,673
		2,478,787
	SOUTH KOREA — 0.3%
50,709	KT Corp. - ADR	673,416
17,122	LG Display Co., Ltd. - ADR	232,859
3,703	Shinhan Financial Group Co., Ltd. - ADR[1]	158,451
62,927	SK Telecom Co., Ltd. - ADR	1,532,273
		2,596,999
	SPAIN — 0.1%
48,739	Enagas S.A.	1,267,673
1,024	Industria De Diseno Textil S.A.	31,003
		1,298,676
	SWEDEN — 0.2%
2,351	AAK A.B.	215,080
7,424	Essity A.B. - Class B*	203,193
765	Hufvudstaden A.B. - A Shares	11,571
21,608	ICA Gruppen A.B.	770,868
5,731	Industrivarden A.B. - A Shares	143,408
1,371	Internationella Engelska Skolan i Sverige Holding II A.B.	11,594
19,061	Swedish Match A.B.	809,659
		2,165,373

20

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 1.9%
16,058	ABB Ltd.	$388,584
3,103	Adecco S.A.	249,268
501	Barry Callebaut A.G.	988,649
158	Berner Kantonalbank A.G.	30,616
881	BFW Liegenschaften A.G.	40,486
6,892	BKW A.G.	394,447
21,453	Chubb Ltd.	3,044,610
15,845	Coca-Cola HBC A.G.	518,007
497	EMS-Chemie Holding A.G.	316,809
633	Flughafen Zuerich A.G.	150,288
141	Forbo Holding A.G.	228,095
6,065	Garmin Ltd.	359,291
81	Intershop Holding A.G.	40,975
2,512	Julius Baer Group Ltd.	163,162
1,489	Kuehne + Nagel International A.G.	242,951
6,406	Mobilezone Holding A.G.[1]	80,657
3,063	Nestle S.A.	243,359
47,405	Nestle S.A. - ADR	3,770,120
6,656	Novartis A.G.	555,256
36,440	Novartis A.G. - ADR	3,037,274
1,968	Roche Holding A.G.	454,569
36,448	Roche Holding A.G. - ADR	1,053,712
20	Romande Energie Holding S.A.	25,504
296	Siegfried Holding A.G.	102,599
6,238	Sonova Holding A.G.	975,037
1,052	Swatch Group A.G.	443,406
3,021	Swiss Re A.G.	307,370
1,489	Swisscom A.G.	804,002
227	Zurich Insurance Group A.G.	74,636
2,010	Zurich Insurance Group A.G. - ADR	66,209
		19,149,948
	TAIWAN — 1.1%
122,131	Chunghwa Telecom Co., Ltd. - ADR	4,520,068
53,262	Siliconware Precision Industries Co., Ltd. - ADR	456,455
138,802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,017,067
353,457	United Microelectronics Corp. - ADR[1]	851,832
		11,845,422
	THAILAND — 0.0%[2]
8,280	Kasikornbank PCL - ADR[1]	245,833

	UNITED KINGDOM — 1.2%
15,206	A.G. Barr PLC	138,165
24,925	Amino Technologies PLC	67,771
1,767	Associated British Foods PLC	63,700
2,827	Atlassian Corp. PLC - Class A*	153,478
48,787	Britvic PLC	453,629
5,848	Burberry Group PLC	122,719
51,243	Carnival PLC - ADR[1]	3,417,908
43,773	Central Asia Metals PLC	194,647
48,688	Centrica PLC	95,524
1,133	Diageo PLC	38,443
6,885	Eco Animal Health Group PLC	53,184
3,304	Ensco PLC - Class A1	14,670
7,269	Ergomed PLC*[1]	20,915
5,443	Eurocell PLC	16,246
11,477	Finsbury Food Group PLC	18,364
5,060	Gresham Technologies PLC*	12,644
14,967	Harworth Group PLC	21,738
59,874	HSBC Holdings PLC - ADR[1]	2,971,547
8,159	Inchcape PLC	76,006
324,507	Kingfisher PLC	1,597,157
13,159	Marshall Motor Holdings PLC	28,352
8,055	Microgen PLC	52,955
6,346	Palace Capital PLC	28,219
13,891	Premier Asset Management Group PLC	46,038
1,962	Quixant PLC	10,804
1,343	Reckitt Benckiser Group PLC	106,603
4,070	Reckitt Benckiser Group PLC - ADR[1]	65,710
5,302	Relx PLC	108,709
19,352	Royal Dutch Shell PLC - Class A - ADR	1,224,401
14,911	Royal Mail PLC	114,854
17,713	Shoe Zone PLC	39,809
43,242	SSE PLC	726,687
3,035	Standard Life Aberdeen PLC	15,331
1,638	System1 Group PLC*	7,080
2,086	TBC Bank Group PLC	45,112
5,061	Telecom Plus PLC	86,755
103,050	William Hill PLC	463,385
5,951	Zegona Communications PLC	9,627
		12,728,886

21

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 23.7%
11,029	3M Co.	$2,597,440
7,272	Adtalem Global Education, Inc.*	334,876
17,797	Aetna, Inc.	3,151,137
50,221	Aflac, Inc.	4,463,642
151,044	AGNC Investment Corp. - REIT	2,709,729
16,485	Allstate Corp.	1,520,906
3,596	Alphabet, Inc. - Class A*	3,969,696
48,621	Altria Group, Inc.	3,060,692
349	Amazon.com, Inc.*	527,845
7,386	American Eagle Outfitters, Inc.	142,328
26,416	American Electric Power Co., Inc.	1,732,361
9,218	American Financial Group, Inc.	1,039,790
25,753	American National Insurance Co.	3,010,526
3,766	AmerisourceBergen Corp.	358,373
450	Analog Devices, Inc.	40,568
10,706	Antero Resources Corp.*	201,380
12,159	Anthem, Inc.	2,861,985
35,091	Apple Hospitality REIT, Inc.	596,196
18,550	Apple, Inc.	3,304,126
2,506	Archer-Daniels-Midland Co.	104,049
2,459	Aspen Technology, Inc.*	190,032
58,415	AT&T, Inc.	2,120,465
417	Atmos Energy Corp.	33,564
4,354	Automatic Data Processing, Inc.	502,103
34,829	Avangrid, Inc.	1,689,903
1,998	Avery Dennison Corp.	236,064
1,938	BancFirst Corp.	103,199
2,329	Bank of Hawaii Corp.	191,001
36,848	Baxter International, Inc.	2,497,926
6,645	Becton, Dickinson and Co.	1,475,323
3,796	Berkshire Hathaway, Inc.*	786,531
2,677	Berry Global Group, Inc.*	145,629
3,188	Best Buy Co., Inc.[1]	230,939
2,225	Big Lots, Inc.[1]	125,045
6,253	Bio-Rad Laboratories, Inc. - Class A*	1,688,560
3,954	Bioverativ, Inc.*	413,905
370	Black Knight, Inc.*	17,631
2,507	Blue Buffalo Pet Products, Inc.*	100,430
409	Boeing Co.	148,144
880	BOK Financial Corp.	83,116
11,862	Booz Allen Hamilton Holding Corp.	449,926
1,236	Brighthouse Financial, Inc.*	67,078
841	BWX Technologies, Inc.	52,949
804	Cable One, Inc.	547,492
10,141	Cabot Oil & Gas Corp.[1]	245,007
7,074	Cadence Design Systems, Inc.*	274,259
10,011	Callaway Golf Co.	154,970
744	Cambridge Bancorp	61,752
3,662	Cars.com, Inc.*[1]	100,302
2,028	Carter's, Inc.[1]	236,627
9,742	Cboe Global Markets, Inc.[1]	1,091,201
978	Cedar Fair LP	65,340
41,465	CenterPoint Energy, Inc.	1,121,628
13,649	Cerner Corp.*	875,720
1,077	Charles River Laboratories International, Inc.*	114,819
2,871	Chemed Corp.	745,398
10,734	Chemours Co.	509,972
19,469	Chimera Investment Corp. - REIT	326,300
15,401	Church & Dwight Co., Inc.	757,575
3,335	Churchill Downs, Inc.	861,097
8,762	Cigna Corp.	1,716,388
2,524	Cirrus Logic, Inc.*	111,838
104,690	Cisco Systems, Inc.	4,688,018
14,348	Clorox Co.	1,852,040
6,337	CME Group, Inc.	1,052,956
5,294	CMS Energy Corp.	224,730
17,148	CNA Financial Corp.[1]	875,577
40,889	Coca-Cola Co.	1,767,223
28,543	Colgate-Palmolive Co.	1,968,611
3,518	Columbia Property Trust, Inc. - REIT	73,280
1,465	Comerica, Inc.	142,427
9,457	Commerce Bancshares, Inc.	546,331
19,727	Consolidated Edison, Inc.	1,477,355
2,578	Constellation Brands, Inc. - Class A	555,507
17,395	Convergys Corp.	403,738
11,401	Costco Wholesale Corp.	2,176,451
5,939	Danaher Corp.	580,715
13,785	Darden Restaurants, Inc.	1,270,839
4,067	Dell Technologies, Inc. - Class V*	302,137
41,601	Denbury Resources, Inc.*[1]	91,106
577	Diamondback Energy, Inc.*	71,917

22

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,581	Dick's Sporting Goods, Inc.[1]	$114,664
31,342	Dolby Laboratories, Inc. - Class A	2,023,126
10,640	Dr. Pepper Snapple Group, Inc.	1,236,900
1,766	DTE Energy Co.	177,977
17,458	Duke Energy Corp.	1,315,286
19,075	eBay, Inc.*	817,555
3,847	Edison International	233,090
10,805	Eli Lilly & Co.	832,201
1,036	Entegra Financial Corp.*	29,112
44,951	Entergy Corp.	3,408,185
1,022	EOG Resources, Inc.	103,651
7,696	Estee Lauder Cos., Inc. - Class A	1,065,434
78,083	Exelon Corp.	2,892,194
11,994	Expeditors International of Washington, Inc.	779,130
13,591	Express Scripts Holding Co.*	1,025,441
49,665	Exxon Mobil Corp.	3,761,627
6,878	F5 Networks, Inc.*	1,021,521
14,784	Facebook, Inc. - Class A*	2,636,283
3,465	FedEx Corp.	853,811
1,095	Fidelity National Information Services, Inc.	106,412
18,613	First American Financial Corp.	1,080,112
2,407	First Financial Corp.	103,260
1,160	First Northern Community Bancorp*	15,249
8,919	FLIR Systems, Inc.	437,923
15,754	Flowers Foods, Inc.	326,738
17,701	FNB Corp.[1]	248,168
17,137	FNF Group	684,280
20,081	Foot Locker, Inc.	921,919
3,278	Forward Air Corp.	177,012
40,427	GameStop Corp. - Class A1	634,300
2,299	General Dynamics Corp.	511,413
9,664	General Mills, Inc.	488,515
27,579	General Motors Co.	1,085,234
18,125	Gilead Sciences, Inc.	1,426,981
527	Granite Point Mortgage Trust, Inc. - REIT	8,880
16,857	H&R Block, Inc.	426,988
3,059	Haemonetics Corp.*	216,883
3,866	Hancock Holding Co.	199,872
1,395	Hanover Insurance Group, Inc.	150,534
497	Harris Corp.	77,607
42,784	Hawaiian Electric Industries, Inc.[1]	1,410,161
348	Henry Schein, Inc.*	23,034
5,313	Hershey Co.	522,055
9,044	Hilton Grand Vacations, Inc.*	390,339
7,374	Home Depot, Inc.	1,344,059
829	Honeywell International, Inc.	125,270
17,694	Hormel Foods Corp.[1]	574,347
8,779	Humana, Inc.	2,386,308
673	Hyatt Hotels Corp. - Class A*	52,003
1,365	IAC/InterActiveCorp*	203,262
3,634	IDEXX Laboratories, Inc.*	680,394
9,431	Ingredion, Inc.	1,232,066
154,676	Intel Corp.	7,623,980
3,379	Inter Parfums, Inc.	143,270
6,975	Intercontinental Exchange, Inc.	509,733
4,757	International Speedway Corp. - Class A	214,065
3,590	Jack Henry & Associates, Inc.	421,107
994	Jacobs Engineering Group, Inc.	60,694
53,191	Johnson & Johnson	6,908,447
8,969	JPMorgan Chase & Co.	1,035,920
1,948	Kaiser Aluminum Corp.[1]	195,521
13,613	Kimberly-Clark Corp.[1]	1,509,954
486	Kroger Co.	13,180
3,868	Laboratory Corp. of America Holdings*	668,004
13,296	Lamb Weston Holdings, Inc.	719,181
6,463	Lancaster Colony Corp.[1]	764,831
10,575	Lincoln National Corp.	805,498
22,423	Live Nation Entertainment, Inc.*	1,004,550
3,306	Lockheed Martin Corp.	1,165,167
83,161	Loews Corp.	4,102,332
3,044	Lowe's Cos., Inc.	272,712
1,209	LPL Financial Holdings, Inc.	77,702
5,918	ManpowerGroup, Inc.	701,046
6,082	MasterCard, Inc. - Class A	1,068,972
421	McCormick & Co., Inc.[1]	44,954
19,440	McDonald's Corp.	3,066,466
33,342	Merck & Co., Inc.	1,807,803
2,038	Mercury General Corp.	93,014
21,984	MetLife, Inc.	1,015,441

23

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,335	Mettler-Toledo International, Inc.*	$822,654
492,731	MFA Financial, Inc. - REIT	3,508,245
6,761	Microsoft Corp.	633,979
6,014	Monsanto Co.	741,947
6,039	Monster Beverage Corp.*	382,691
1,834	Morningstar, Inc.	171,387
6,251	Motorola Solutions, Inc.	663,544
3,802	MSC Industrial Direct Co., Inc. - Class A1	332,599
15,821	MSG Networks, Inc.*	386,032
1,128	National HealthCare Corp.	66,180
6,043	National Instruments Corp.	305,534
5,669	NetScout Systems, Inc.*[1]	150,512
1,550	News Corp.	25,002
5,829	NextEra Energy, Inc.	886,882
1,378	NIKE, Inc. - Class B	92,367
2,994	Northrop Grumman Corp.	1,048,020
181	NVR, Inc.*	514,614
318	ONE Gas, Inc.	20,222
61,533	Park Hotels & Resorts, Inc. - REIT	1,599,243
5,910	Paychex, Inc.	384,918
3,756	PayPal Holdings, Inc.*	298,264
39,866	People's United Financial, Inc.[1]	763,035
24,515	PepsiCo, Inc.	2,690,031
699	PerkinElmer, Inc.	53,362
135,318	Pfizer, Inc.	4,913,397
21,860	PG&E Corp.	898,227
15,081	Philip Morris International, Inc.[1]	1,561,638
3,661	Phillips 66	330,845
2,718	Pilgrim's Pride Corp.*	68,494
15,059	Pinnacle West Capital Corp.	1,158,941
900	Plantronics, Inc.	48,636
29,421	PPL Corp.	842,912
6,722	Prestige Brands Holdings, Inc.*[1]	227,204
9,943	ProAssurance Corp.	475,275
46,022	Procter & Gamble Co.	3,613,647
20,212	Progressive Corp.	1,163,807
3,798	Prologis, Inc. - REIT[1]	230,463
7,426	Prudential Financial, Inc.	789,532
28,827	Public Service Enterprise Group, Inc.	1,396,092
3,685	QUALCOMM, Inc.	239,525
8,747	Quest Diagnostics, Inc.	901,378
431	Ralph Lauren Corp.	45,617
10,337	Raytheon Co.	2,248,401
1,351	RCI Hospitality Holdings, Inc.	36,491
1,959	Reinsurance Group of America, Inc.	301,275
6,677	Reliance Steel & Aluminum Co.	602,065
16,773	Republic Services, Inc.	1,126,810
2,143	ResMed, Inc.	204,164
3,545	Royal Gold, Inc.[1]	286,330
1,455	S&P Global, Inc.	279,069
5,774	Sanderson Farms, Inc.[1]	711,068
5,139	SBA Communications Corp. - REIT*	808,211
8,470	Scholastic Corp.	308,393
26,147	Service Corp. International	978,682
1,921	SI Financial Group, Inc.	27,662
11,784	Southern Co.	507,419
6,888	Southern Copper Corp.[1]	363,204
978	Southwest Airlines Co.	56,568
3,700	Starbucks Corp.	211,270
77,962	Starwood Property Trust, Inc. - REIT[1]	1,578,731
5,344	Stryker Corp.	866,583
12,473	Synopsys, Inc.*	1,056,089
47,518	Sysco Corp.	2,834,449
3,144	Tech Data Corp.*	324,901
3,869	Texas Instruments, Inc.	419,206
2,159	Thor Industries, Inc.	278,511
1,638	Time Warner, Inc.	152,268
6,472	TJX Cos., Inc.	535,105
6,068	Tootsie Roll Industries, Inc.[1]	202,671
15,201	Torchmark Corp.	1,297,709
5,074	Tractor Supply Co.	329,455
13,882	Travelers Cos., Inc.	1,929,598
13,271	Trustmark Corp.[1]	414,586
2,790	Two Harbors Investment Corp. - REIT	40,985
12,205	Tyson Foods, Inc. - Class A	907,808
43,598	U.S. Bancorp	2,369,987
22,730	U.S. Foods Holding Corp.*	758,955
4,449	UGI Corp.	191,707
2,763	Ulta Beauty, Inc.*	561,856
56,040	Umpqua Holdings Corp.[1]	1,194,212
7,101	United Parcel Service, Inc. - Class B	741,415

24

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,464	United Technologies Corp.	$601,479
1,890	United Therapeutics Corp.*	218,957
8,195	UnitedHealth Group, Inc.	1,853,381
1,594	Universal Corp.	78,345
12,776	Unum Group	651,065
471	USANA Health Sciences, Inc.*	35,984
5,676	Valero Energy Corp.	513,224
2,210	Varex Imaging Corp.*	77,107
6,477	Varian Medical Systems, Inc.*	772,965
36,212	Vector Group Ltd.	725,688
841	Vectren Corp.	50,670
238	VF Corp.	17,748
4,836	Visa, Inc. - Class A1	594,538
20,115	Vistra Energy Corp.*	381,179
21,621	Voya Financial, Inc.	1,103,103
1,487	W.W. Grainger, Inc.	388,925
69,190	Wal-Mart, Inc.	6,227,792
5,006	Walgreens Boots Alliance, Inc.	344,863
16,140	Walt Disney Co.	1,665,002
21,552	Waste Management, Inc.	1,860,369
1,786	Watsco, Inc.	295,351
2,132	WEC Energy Group, Inc.	127,749
2,211	WellCare Health Plans, Inc.*	428,735
34,736	Werner Enterprises, Inc.[1]	1,293,916
10,429	Xcel Energy, Inc.	451,367
42,460	Xerox Corp.	1,287,387
42,596	Yum China Holdings, Inc.[1]	1,845,259
5,712	Zimmer Biomet Holdings, Inc.	664,020
13,206	Zoetis, Inc.	1,067,837
		246,842,829
	VIRGIN ISLANDS (BRITISH) — 0.0%[2]
167	Michael Kors Holdings Ltd.*	10,509

	TOTAL COMMON STOCKS
	(Cost $384,865,568)	447,641,606

	EXCHANGE-TRADED FUNDS — 22.0%
1,350,363	iShares Core MSCI Emerging Markets ETF	78,226,529
1,962,303	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	120,112,567
248,567	iShares Edge MSCI Min Vol Global ETF	20,740,430
132,538	iShares MSCI ACWI ETF[1]	9,647,441

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $207,902,886)	228,726,967

	CLOSED-END MUTUAL FUND — 0.0%[2]
18,708	Ground Rents Income Fund PLC - REIT	30,327

	TOTAL CLOSED-END MUTUAL FUND
	(Cost $32,244)	30,327

	OPEN-END MUTUAL FUND — 30.3%
12,552,955	GMO Quality Fund - Class VI3	315,455,761

	TOTAL OPEN-END MUTUAL FUND
	(Cost $272,348,547)	315,455,761

	PREFERRED STOCK — 0.1%
	GERMANY — 0.1%
5,565	Porsche Automobil Holding S.E.	463,562

	TOTAL PREFERRED STOCK
	(Cost $254,182)	463,562

25

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 7.3%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 2.9%
	Collateral Pool Allocation[4]	$30,433,628

	MONEY MARKET FUND — 4.4%
45,753,517	JPMorgan Prime Money Market Fund - Institutional Shares, 1.49%[5]	45,758,093

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $76,191,754)	76,191,721

	TOTAL INVESTMENTS — 102.8%
	(Cost $941,595,181)	1,068,509,944
	Liabilities in excess of other assets — (2.8)%	(28,660,992)

	TOTAL NET ASSETS — 100.0%	$1,039,848,952

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $29,610,932.

[2]	Rounds to less than 0.05%.

[3]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[4]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[5]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS — 61.2%
	ALABAMA — 0.5%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 04/5/20181 2	$499,950
500,000	County of Jefferson, AGM, 5.25%, 10/1/2048, Call 10/1/2023	551,965
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 04/5/2018	1,001,750
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,889,544
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025	992,550
		5,935,759
	ALASKA — 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 12/1/2019	1,219,332

	ARIZONA — 1.4%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	523,680
	Arizona Industrial Development Authority
600,000	5.00%, 03/1/2037, Call 09/1/2027[3]	603,156
530,000	5.00%, 07/1/2047, Call 07/1/2027[3]	543,478
100,000	5.00%, 07/1/2051, Call 07/1/2027[3]	101,785
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027[3]	233,744
1,500,000	County of Pima, 4.00%, 07/1/2023	1,642,980
699,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[3]	686,579
	Industrial Development Authority of the City of Phoenix
580,000	7.00%, 07/1/2022, Call 07/1/2020	632,484
645,000	5.00%, 10/1/2036, Call 10/1/2026	709,629
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,084,560
	Industrial Development Authority of the County of Pima
540,000	7.00%, 01/1/2022	538,321
500,000	6.75%, 03/1/2034, Call 03/1/2024	511,095
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[3]	336,066
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[3]	1,004,180
1,000,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021[3]	996,360
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,335,860
920,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	1,041,707
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,301,467
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,317,288
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	822,680
		17,967,099
	CALIFORNIA — 7.4%
1,000,000	Antelope Valley Healthcare District, 5.25%, 03/1/2036, Call 03/1/2026	1,065,800
3,000,000	Bay Area Toll Authority, 2.34% (SIFMA Municipal Swap Index Yield+125 basis points), 04/1/2036, Call 10/1/2026[4]	3,122,190
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025	1,090,590
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 04/5/2018	999,990
155,000	California Health Facilities Financing Authority, 5.00%, 08/15/2036, Call 08/15/2027	176,111
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[3]	214,858
500,000	7.00%, 06/1/2034, Call 06/1/2022	570,905
500,000	5.75%, 10/1/2034, Call 10/1/2021	514,010
275,000	5.00%, 04/1/2035, Call 04/1/2025	300,718
905,000	5.00%, 10/1/2035, Call 10/1/2022	916,095
500,000	5.00%, 06/15/2036, Call 06/15/2026[3]	510,160

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 02/1/2037, Call 02/1/2027	$1,103,500
150,000	5.00%, 04/1/2041, Call 04/1/2025	160,310
1,585,000	5.00%, 01/1/2042, Call 01/1/2028	1,805,283
1,000,000	5.00%, 07/1/2042, Call 07/1/2027	1,118,470
750,000	5.00%, 06/1/2046, Call 06/1/2026	808,207
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/20222 3	1,068,450
250,000	8.00%, 07/1/2039, Call 07/1/20272 3	250,280
990,000	5.00%, 11/21/2045, Call 04/5/2018[3]	1,008,275
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[3]	760,879
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[3]	1,081,570
500,000	5.00%, 10/1/2042, Call 10/1/2022	513,765
350,000	6.75%, 11/1/2045, Call 11/1/2024[3]	370,699
980,000	7.00%, 06/1/2047, Call 06/1/2020[5]	730,100
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,120,510
	California Statewide Communities Development Authority
100,000	5.00%, 11/1/2032, Call 11/1/2027[3]	109,795
140,000	6.00%, 11/1/2032, Call 11/1/2020[5]	93,800
1,000,000	2.63%, 11/1/2033[1]	1,009,310
1,000,000	5.00%, 09/1/2037, Call 09/1/2027	1,094,090
230,000	6.25%, 11/1/2042, Call 11/1/2020[5]	154,100
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,153,029
100,000	5.00%, 04/1/2047, Call 04/1/2027	110,678
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,082,340
1,000,000	5.25%, 12/1/2056, Call 06/1/2026[3]	1,068,890
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	942,055
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	694,771
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	218,536
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025	543,255
	City of Roseville
635,000	5.00%, 09/1/2032, Call 09/1/2027	713,581
880,000	5.00%, 09/1/2037, Call 09/1/2018	891,088
550,000	5.00%, 09/1/2047, Call 09/1/2027[3]	584,612
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018	1,047,928
455,000	City of Upland, 5.00%, 01/1/2034, Call 01/1/2028	509,327
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018	1,930,096
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	357,718
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025	1,080,266
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	264,270
650,000	County of Sacramento CA, 5.00%, 09/1/2032, Call 09/1/2027	734,936
700,000	County of San Bernardino CA, 4.00%, 09/1/2042, Call 09/1/2024	709,401
80,000	Dublin Community Facilities District Improvement Area No. 1, 5.00%, 09/1/2037, Call 09/1/2027	89,010
	Folsom Ranch Financing Authority
100,000	5.00%, 09/1/2032, Call 09/1/2027	110,838
105,000	5.00%, 09/1/2047, Call 09/1/2027	114,617
1,000,000	Foothill-Eastern Transportation Corridor Agency, 3.95%, 01/15/2053, Call 07/15/2027[1]	983,580
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	998,580
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,101,210
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,039,780
2,500,000	5.13%, 06/1/2047, Call 03/21/2018	2,493,750
945,000	5.75%, 06/1/2047, Call 03/21/2018	952,087

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 04/5/2018	$1,000,970
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,045,760
265,000	Irvine Unified School District, 5.00%, 09/1/2037, Call 09/1/2027	295,523
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,109,170
450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025	486,774
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,058,630
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	580,020
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	421,371
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	268,323
	National City Community Development Commission
500,000	5.75%, 08/1/2021	567,415
500,000	7.00%, 08/1/2032, Call 08/1/2021	587,225
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	162,896
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,065,610
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	253,843
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,947,600
500,000	Perris Joint Powers Authority, 5.00%, 09/1/2035, Call 09/1/2027	554,190
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,316,260
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018	1,538,535
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,095,050
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,245,560
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	537,715
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 04/5/2018[5]	194,318
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	795,726
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,043,650
1,230,000	Sacramento Municipal Utility District, AGM, 5.00%, 08/15/2022, Call 08/15/2018	1,251,144
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	2,087,276
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,141,260
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,288,097
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	39,448
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	533,530
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,073,350
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	586,135
500,000	6.25%, 07/1/2024	588,925
460,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	499,974
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	519,282
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,031,510

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	Southern California Public Power Authority
$565,000	5.00%, 11/1/2029	$653,784
1,350,000	5.00%, 11/1/2033	1,588,936
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 04/5/2018	970,010
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,074,390
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[3]	100,217
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 06/1/2037, Call 03/21/2018	501,440
1,000,000	5.13%, 06/1/2046, Call 03/21/2018	1,001,720
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018	1,121,483
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,127,660
		92,314,754
	COLORADO — 2.9%
500,000	Amber Creek Metropolitan District, 5.00%, 12/1/2037, Call 12/1/2022	495,010
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	616,697
1,905,000	5.00%, 12/1/2046, Call 12/1/2026	1,970,322
500,000	Centerra Metropolitan District No. 1, 5.00%, 12/1/2047, Call 12/1/2022[3]	511,240
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	700,475
500,000	5.00%, 12/1/2043, Call 12/1/2023	528,045
1,710,000	City & County of Denver Co., 5.00%, 10/1/2032, Call 10/1/2023[2]	1,848,869
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	482,340
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	541,135
550,000	4.75%, 04/1/2030, Call 04/1/2022	564,746
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	964,040
465,000	6.75%, 04/1/2040, Call 04/5/2018[3]	465,005
600,000	6.25%, 11/1/2040, Call 11/1/2020	616,032
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	107,621
500,000	4.00%, 10/1/2039, Call 10/1/2024	504,020
500,000	5.13%, 12/1/2039, Call 12/1/2019	506,420
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,153,660
	Colorado Health Facilities Authority
1,350,000	6.75%, 06/1/2032, Call 06/1/2022[5]	948,132
500,000	5.00%, 01/15/2035, Call 01/15/2026	563,640
500,000	5.00%, 06/1/2036, Call 06/1/2027	547,205
1,000,000	7.75%, 08/1/2039, Call 08/1/2019	1,085,320
500,000	8.00%, 08/1/2043, Call 02/1/2024	575,120
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,176,160
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019	523,310
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	543,295
	Denver Convention Center Hotel Authority
500,000	5.00%, 12/1/2034, Call 12/1/2026	562,080
550,000	5.00%, 12/1/2040, Call 12/1/2026	602,552
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,563,345
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	258,055
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	415,220

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	E-470 Public Highway Authority, NATL-RE
$320,000	0.00%, 09/01/2028, Call 09/1/2020	$191,680
480,000	0.00%, 09/01/2030	300,974
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	249,523
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,372,280
1,010,000	Harvest Junction Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,049,511
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	762,952
500,000	Leyden Ranch Metropolitan District, 5.13%, 12/1/2047, Call 12/1/2022	515,255
10,000	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	9,000
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,136,775
2,000,000	Prairie Center Metropolitan District No. 3, 5.00%, 12/15/2041, Call 12/15/2026[3]	2,039,700
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,135,890
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	480,994
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020	1,083,850
	Southglenn Metropolitan District
500,000	3.00%, 12/1/2021	499,985
500,000	3.50%, 12/1/2026, Call 12/1/2021	486,725
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	135,315
575,000	Water Valley Metropolitan District No. 2, 5.25%, 12/1/2040, Call 12/1/2026	613,140
		36,002,660
	CONNECTICUT — 0.3%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 04/5/2018[2]	483,255
	Connecticut State Health & Educational Facility Authority
1,000,000	4.00%, 07/1/2018	1,007,520
190,000	5.00%, 07/1/2037, Call 07/1/2027	212,511
2,000,000	State of Connecticut, 1.86% (SIFMA Municipal Swap Index Yield+77 basis points), 09/15/2018[4]	2,003,300
		3,706,586
	DELAWARE — 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[3]	996,950

	DISTRICT OF COLUMBIA — 0.2%
125,000	District of Columbia, 5.00%, 07/1/2037, Call 07/1/2024	130,390
655,000	Metropolitan Washington Airports Authority, 5.00%, 10/1/2044, Call 10/1/2024[2]	721,993
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,164,370
		2,016,753
	FLORIDA — 3.7%
945,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	968,956
895,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018	900,477
920,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	927,608
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	95,660
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 04/5/2018	1,350,999
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[3]	486,020
855,000	5.35%, 07/1/2029, Call 07/1/2020	890,448
140,000	5.00%, 10/15/2037, Call 10/15/2027[3]	139,992

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$100,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	$102,590
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	572,746
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,631,772
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	520,700
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	1,931,017
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,467,596
3,000,000	County of Palm Beach, 5.00%, 05/1/2028, Call 05/1/2026	3,524,010
130,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	128,474
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	764,018
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,198,360
2,750,000	5.63%, 01/1/2047, Call 01/1/20191 2 3	2,835,882
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,107,550
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	503,655
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023[2]	1,045,540
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,140,880
1,000,000	Jacksonville Housing Finance Authority, 0.85%, 08/1/2018	997,860
	Lake Ashton Community Development District
170,000	5.00%, 05/1/2025	173,580
430,000	5.00%, 05/1/2037, Call 05/1/2025	410,577
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,711,937
705,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025	707,707
100,000	Lee County Industrial Development Authority, 5.75%, 06/15/2042, Call 06/15/2022	99,990
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	927,902
	Mediterra South Community Development District
95,000	5.10%, 05/1/2031, Call 05/1/2022	101,981
385,000	5.00%, 05/1/2034, Call 05/1/2023	363,351
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019	1,500,900
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,061,230
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	659,270
500,000	5.75%, 11/1/2036, Call 11/1/2026[3]	504,365
105,000	5.00%, 09/15/2044, Call 09/15/2027[3]	109,364
320,000	5.25%, 09/15/2044, Call 09/15/2024	336,598
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024	1,046,250
	Palm Beach County Health Facilities Authority
525,000	6.75%, 06/1/2024, Call 06/1/2022	607,152
850,000	5.00%, 12/1/2031, Call 12/1/2024	925,990
500,000	5.00%, 11/1/2043, Call 11/1/2022	522,785
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	828,795
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,701,270
	South Miami Health Facilities Authority
1,000,000	5.00%, 08/15/2037, Call 08/15/2027	1,126,680
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,004,004

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	$102,306
100,000	Stoneybrook South at Championsgate Community Development District, 5.00%, 12/15/2047, Call 12/15/2028	101,325
815,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 04/5/2018	815,839
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[3]	142,707
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	475,941
925,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 03/15/2018	926,471
		46,229,077
	GEORGIA — 1.2%
1,000,000	Atlanta Development Authority, 7.00%, 01/1/2040, Call 01/1/2028	1,027,010
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,481,250
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	984,530
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25%, 11/1/2034, Call 11/1/2019	175,098
85,000	5.25%, 11/1/2034, Call 11/1/2019	89,827
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	558,400
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	957,110
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	811,582
230,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	234,975
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,201,827
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[3]	509,640
1,000,000	Main Street Natural Gas, Inc., 5.00%, 03/15/2018	1,001,230
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	525,490
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,833,126
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	655,614
2,500,000	Valdosta & Lowndes County Hospital Authority, 5.00%, 10/1/2041, Call 10/1/2021	2,665,625
		14,712,334
	GUAM — 0.5%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020	259,185
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	540,675
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,072,720
450,000	5.63%, 07/1/2040, Call 07/1/2020	491,045
	Territory of Guam
1,000,000	5.00%, 12/1/2034, Call 12/1/2026	1,093,360
245,000	5.00%, 01/1/2037, Call 01/1/2022	255,787
1,400,000	5.00%, 11/15/2039, Call 11/15/2025	1,509,900
1,000,000	7.00%, 11/15/2039, Call 11/15/2019	1,088,900
		6,311,572
	HAWAII — 0.0%[6]
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	538,315

	IDAHO — 0.1%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 07/1/2024	307,911
	Idaho Housing & Finance Association
1,225,000	5.00%, 07/15/2027, Call 07/15/2019	1,282,710
250,000	6.00%, 06/1/2038, Call 06/1/2018	251,000
		1,841,621

33

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS — 8.1%
	Chicago Board of Education
$100,000	5.75%, 04/1/2034, Call 04/1/2027	$114,276
2,435,000	5.00%, 12/1/2034, Call 12/1/2027	2,487,596
1,000,000	1.92% (SIFMA Municipal Swap Index Yield+83 basis points), 03/1/2036, Call 04/5/2018[4]	997,060
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,186,100
180,000	5.00%, 04/1/2037, Call 04/1/2027	193,446
500,000	5.25%, 12/1/2039, Call 12/1/2024	515,705
500,000	5.00%, 12/1/2042, Call 12/1/2022	500,170
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,258,802
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,288,485
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	836,740
2,500,000	Chicago O'Hare International Airport, 5.00%, 01/1/2046, Call 01/1/2025	2,765,950
680,000	Chicago Park District, 5.00%, 11/15/2024	776,621
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	518,225
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,675,225
	City of Chicago
615,000	4.50%, 01/1/2021, Call 01/1/2020	646,808
1,000,000	5.00%, 01/1/2024	1,080,640
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[3]	999,870
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,027,690
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,063,620
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,702,609
500,000	5.50%, 01/1/2040, Call 01/1/2025	527,885
900,000	5.00%, 01/1/2041, Call 01/1/2022	1,005,057
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,053,620
665,000	City of Chicago Wastewater Transmission Revenue, 5.00%, 01/1/2034, Call 01/1/2025	720,062
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,125,740
	County of Cook
700,000	5.00%, 11/15/2021, Call 11/15/2019	733,516
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,082,310
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,123,380
1,500,000	6.50%, 10/15/2040, Call 10/15/2020[1]	1,600,770
	Illinois Educational Facilities Authority
570,000	3.90%, 11/1/2036, Call 11/1/2027	564,009
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,063,800
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	782,425
235,000	5.00%, 08/15/2026, Call 08/15/2020	252,963
465,000	5.00%, 08/15/2026, Call 08/15/2020	493,188
425,000	5.00%, 08/1/2027	476,102
465,000	5.00%, 11/1/2027, Call 11/1/2019	491,556
500,000	5.00%, 08/1/2028, Call 08/1/2027	556,305
665,000	6.38%, 11/1/2029, Call 05/1/2019	702,087
600,000	5.75%, 10/1/2032, Call 10/1/2022	640,422
670,000	5.00%, 03/1/2033, Call 03/1/2027	751,392
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,114,640
315,000	5.00%, 02/15/2034, Call 02/15/2027	350,274
500,000	5.00%, 03/1/2034, Call 03/1/2027	557,870
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,066,520
500,000	7.75%, 08/15/2034, Call 08/15/2019	543,825
1,000,000	5.00%, 04/1/2036, Call 04/5/2018	966,460
225,000	5.00%, 02/15/2037, Call 08/15/2027	238,019
1,000,000	6.88%, 08/15/2038, Call 08/15/2019	1,075,140
300,000	6.50%, 10/15/2040, Call 10/15/2020[1]	320,154
550,000	5.00%, 09/1/2042, Call 09/1/2024	570,674
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,055,361
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,203,173
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,034,240
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,066,960
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018	509,000

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Illinois Finance Authority, AGM
$55,000	5.00%, 05/15/2019, Call 05/15/2018	$55,422
250,000	5.25%, 03/1/2030, Call 03/1/2020	267,918
	Illinois Housing Development Authority
2,000,000	1.33%, 02/1/2020, Call 04/1/2018[1]	1,998,660
3,000,000	1.80%, 12/1/2020[1]	2,997,390
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	506,757
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,091,440
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,083,990
840,000	Lake County Township High School District No. 121, 4.00%, 03/1/2019	859,446
435,000	Lombard Public Facilities Corp., 5.25%, 01/1/2036, Call 04/5/2018*[5]	121,800
530,000	Metropolitan Pier & Exposition Authority, 5.00%, 06/15/2057, Call 12/15/2027	564,143
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	613,920
3,300,000	0.00%, 12/15/2030	1,868,097
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,702,544
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,095,995
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	524,365
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	854,646
3,000,000	5.00%, 06/1/2024	3,401,490
1,000,000	Round Lake IL Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,009,800
2,000,000	Sales Tax Securitization Corp., 5.00%, 01/1/2031, Call 01/1/2028	2,299,680
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,261,490
	State of Illinois
735,000	5.00%, 01/1/2019	749,678
1,900,000	5.00%, 11/1/2019	1,971,193
1,000,000	5.00%, 12/1/2019	1,039,130
500,000	5.00%, 03/1/2024, Call 03/1/2022	519,610
1,000,000	5.00%, 11/1/2025	1,051,900
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,590,705
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,029,310
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,794,380
500,000	5.00%, 03/1/2037, Call 03/1/2022	506,680
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	910,130
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,518,300
295,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	308,319
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,080,080
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/01/2031	272,910
250,000	0.00%, 01/01/2032	116,160
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,093,311
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,082,260
930,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	901,923
		100,769,509
	INDIANA — 1.1%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,022,140
1,500,000	City of Whiting, 1.84% (SIFMA Municipal Swap Index Yield+75 basis points), 12/1/2044, Call 06/3/20192 4	1,502,880
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,022,520

35

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
	Indiana Finance Authority
$505,000	6.00%, 12/1/2019	$524,619
675,000	6.00%, 12/1/2026, Call 06/1/2020	686,394
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,411,240
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,104,550
250,000	5.25%, 11/1/2039, Call 11/1/2019	264,875
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,257,136
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	564,570
		13,360,924
	IOWA — 0.7%
	Iowa Finance Authority
1,750,000	5.25%, 12/1/2025, Call 12/1/2023	1,861,212
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,581,337
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	263,348
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	536,480
	Iowa Student Loan Liquidity Corp.
1,765,000	4.63%, 12/1/2019[2]	1,804,130
650,000	5.50%, 12/1/2025, Call 12/1/2019	681,740
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 04/5/2018	808,256
410,000	5.38%, 06/1/2038, Call 04/5/2018	411,000
		8,947,503
	KANSAS — 0.0%[6]
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 04/5/2018	500,790

	KENTUCKY — 0.7%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	215,642
2,000,000	5.00%, 01/1/2045, Call 07/1/2025	2,146,260
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025	1,003,440
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	850,496
3,000,000	Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 11/12/2018	3,073,920
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,104,080
		8,393,838
	LOUISIANA — 1.1%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,268,589
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	514,130
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,704,300
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	554,490
1,205,000	5.00%, 10/1/2037, Call 10/1/2027	1,339,611
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,108,840
1,250,000	0.00%, 10/01/2033	1,037,212
500,000	8.13%, 12/15/2033, Call 12/15/2023	537,520
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,110,370
960,000	6.50%, 07/1/2036, Call 07/1/20232 3	1,068,768
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,536,640
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,427,353
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,053,020
		14,260,843
	MAINE — 0.5%
1,500,000	Finance Authority of Maine, 5.38%, 12/15/2033, Call 12/15/20262 3	1,560,030
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,817,295
700,000	5.00%, 07/1/2035, Call 07/1/2027	787,682

36

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020	$445,477
1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,767,915
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 04/5/2018[2]	499,950
		6,878,349
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,851,950
1,525,000	5.00%, 09/1/2036, Call 09/1/2027	1,716,479
1,000,000	5.00%, 09/1/2042, Call 09/1/2027	1,113,580
	City of Rockville
575,000	5.00%, 11/1/2030, Call 11/1/2024	644,673
795,000	5.00%, 11/1/2031, Call 11/1/2024	888,277
100,000	County of Howard, 4.50%, 02/15/2047, Call 02/15/2026[3]	101,131
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,709,456
1,500,000	Maryland Community Development Administration, 1.35%, 01/1/2019, Call 07/1/2018[3]	1,491,915
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,999,160
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,067,520
500,000	5.00%, 07/1/2045, Call 07/1/2025	531,995
2,000,000	Maryland Stadium Authority, 5.00%, 05/1/2046, Call 05/1/2026	2,244,540
		17,360,676
	MASSACHUSETTS — 0.7%
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	420,504
600,000	5.00%, 07/1/2034, Call 07/1/2027	669,570
2,000,000	5.00%, 07/1/2038[1]	2,281,940
1,500,000	4.13%, 10/1/2042, Call 10/1/2022[3]	1,444,920
500,000	5.75%, 12/1/2042[1]	524,295
100,000	5.00%, 10/1/2047, Call 10/1/2022[3]	106,253
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 01/1/2021[2]	1,607,760
300,000	5.50%, 01/1/2022, Call 01/1/2020	316,383
380,000	6.00%, 01/1/2028, Call 01/1/2020	396,640
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	197,714
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,146,920
		9,112,899
	MICHIGAN — 2.3%
1,000,000	Flint Hospital Building Authority, 4.00%, 07/1/2019	1,016,740
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,304,573
685,000	5.00%, 05/1/2024	788,154
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,103,730
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	295,413
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 06/1/2019	269,880
3,000,000	4.50%, 10/1/2029, Call 10/1/2024	3,167,670
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,271,003
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,843,563
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,729,400
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,094,170
500,000	5.00%, 07/1/2035, Call 07/1/2025	547,425
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,689,775
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,580,210
	Michigan State Hospital Finance Authority
250,000	5.63%, 11/15/2029, Call 11/15/2019	266,785
2,000,000	2.40%, 11/15/2047[1]	2,003,760
980,000	Michigan State Housing Development Authority, 2.19% (LIBOR 3 Month+100 basis points), 04/1/2042, Call 04/1/20212 4	989,526
	Michigan Strategic Fund
905,000	8.50%, 12/1/20302 3	960,368
2,195,000	4.13%, 07/1/2045, Call 07/1/2018[1]	2,208,960

37

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
	Renaissance Public School Academy
$245,000	5.50%, 05/1/2027, Call 05/1/2022	$253,298
250,000	6.00%, 05/1/2037, Call 05/1/2022	257,948
500,000	Summit Academy, 6.38%, 11/1/2035, Call 04/5/2018	500,325
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,680,435
		28,823,111
	MINNESOTA — 0.3%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	263,177
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[3]	67,526
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,184,140
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,521,620
415,000	5.50%, 09/1/2043, Call 09/1/2020	408,850
145,000	Northern Municipal Power Agency, 5.00%, 01/1/2036, Call 01/1/2027	163,387
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	555,670
		4,164,370
	MISSISSIPPI — 0.2%
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 3	519,620
2,000,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 1.19%, 12/1/2020, Call 12/1/2019[1]	1,999,640
		2,519,260
	MISSOURI — 0.7%
90,000	Branson Industrial Development Authority, 3.90%, 11/1/2029, Call 11/1/2025	89,913
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	682,698
685,000	5.00%, 01/1/2032, Call 01/1/2028	771,837
350,000	5.00%, 01/1/2034, Call 01/1/2028	391,422
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	259,163
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	701,165
445,000	5.00%, 10/1/2047, Call 10/1/2027	485,295
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 06/1/2034, Call 06/1/2020	882,378
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,241,528
350,000	4.00%, 11/15/2049, Call 11/15/2027	354,200
1,500,000	Industrial Development Authority of the City of St Louis Missouri, 4.75%, 11/15/2047, Call 11/15/2026	1,533,165
1,000,000	Kansas City Land Clearance Redevelopment Authority, 5.00%, 02/1/2050, Call 02/1/2028[3]	1,014,670
		8,407,434
	MONTANA — 0.0%[6]
500,000	City of Kalispell, 3.40%, 11/15/2022, Call 11/15/2018	500,640

	NEBRASKA — 0.9%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,033,306
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,711,075
535,000	5.00%, 09/1/2037	631,825
250,000	5.25%, 09/1/2037, Call 09/1/2022	273,720
3,855,000	5.00%, 08/1/2039, Call 12/1/2019[1]	4,061,358
1,500,000	5.00%, 09/1/2042	1,777,320
		11,488,604
	NEVADA — 0.5%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	263,383
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/2018[3]	1,007,380
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020	740,922
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,109,640
2,000,000	Las Vegas Valley Water District, 5.00%, 06/1/2039, Call 12/1/2024	2,260,860

38

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
$595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[3]	$606,876
		5,989,061
	NEW HAMPSHIRE — 0.2%
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,210,100
215,000	5.00%, 08/1/2037, Call 02/1/2028	241,813
		2,451,913
	NEW JERSEY — 2.1%
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	662,676
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,620,900
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,063,740
2,000,000	3.13%, 07/1/2029, Call 07/1/2027	1,944,900
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	951,790
100,000	5.00%, 07/15/2032, Call 07/15/2027	110,544
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,070,460
2,250,000	5.00%, 07/1/2033, Call 07/1/2027	2,423,655
280,000	6.00%, 10/1/2034, Call 10/1/2024	285,617
880,000	5.00%, 06/15/2036, Call 12/15/2026	938,555
2,000,000	5.00%, 10/1/2037, Call 10/1/2027[2]	2,167,760
1,000,000	5.00%, 10/1/2047, Call 10/1/2027[2]	1,075,610
350,000	6.30%, 10/1/2049, Call 10/1/2024	356,759
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,091,600
	New Jersey Health Care Facilities Financing Authority
500,000	6.25%, 07/1/2035, Call 07/1/2021	537,460
500,000	5.75%, 07/1/2037, Call 07/1/2018	505,050
2,100,000	5.00%, 07/1/2041, Call 07/1/2026	2,245,887
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,288,834
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.25%, 06/1/2020, Call 06/1/2019	1,042,840
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	852,084
750,000	New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2044, Call 06/15/2024	774,848
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,129,320
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019	1,046,520
		26,187,409
	NEW MEXICO — 0.4%
860,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 04/5/2018[2]	860,378
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	845,154
1,000,000	New Mexico Municipal Energy Acquisition Authority, 1.81% (LIBOR 1 Month+75 basis points), 11/1/2039, Call 02/1/2019[4]	1,000,480
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,046,551
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[3]	1,068,894
		4,821,457
	NEW YORK — 4.0%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	432,280
	Build New York City Resource Corp.
450,000	5.00%, 04/15/2043, Call 04/15/2023	460,989
1,000,000	5.50%, 09/1/2045, Call 09/1/2025[3]	1,080,870
100,000	5.00%, 06/1/2047, Call 06/1/2025[3]	105,444
2,000,000	City of New York, 5.00%, 03/1/2026, Call 03/1/2024	2,296,060
3,000,000	County of Suffolk, 2.50%, 07/25/2018	3,010,290
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	980,260
2,500,000	Metropolitan Transportation Authority, AGM, 1.66% (LIBOR 1 Month+57 basis points), 11/1/2032[4]	2,512,400

39

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	$706,830
	New York City Industrial Development Agency
400,000	5.65%, 10/1/2028, Call 04/5/2018[2]	399,216
500,000	5.75%, 10/1/2036, Call 04/5/2018[2]	496,590
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 04/5/2018	1,503,945
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 04/5/2018	1,005,680
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,756,095
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,522,350
	New York Counties Tobacco Trust VI
1,000,000	5.63%, 06/1/2035	1,098,550
450,000	5.00%, 06/1/2045, Call 06/1/2026	478,719
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,231,270
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[3]	2,188,440
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[3]	1,058,230
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[3]	1,791,810
	New York State Dormitory Authority
400,000	4.00%, 05/1/2033, Call 05/1/2023	405,388
955,000	5.00%, 02/15/2034, Call 02/15/2019	986,496
45,000	5.00%, 02/15/2034, Call 02/15/2019	46,380
500,000	4.25%, 05/1/2042, Call 05/1/2023	509,030
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019	1,032,000
	New York Transportation Development Corp.
480,000	5.00%, 08/1/2031, Call 08/1/2021[2]	508,675
2,500,000	5.25%, 01/1/2050, Call 07/1/2024[2]	2,738,900
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,293,740
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	250,714
500,000	5.00%, 07/1/2045, Call 07/1/2025	530,815
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	639,796
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,098,995
265,000	6.00%, 12/1/2042, Call 12/1/2020	290,872
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,702,695
	TSASC, Inc.
970,000	5.00%, 06/1/2045, Call 06/1/2027	968,487
950,000	5.00%, 06/1/2048, Call 06/1/2027	941,003
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	832,043
		49,892,347
	NORTH CAROLINA — 0.3%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,053,650
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,217,040
		3,270,690
	NORTH DAKOTA — 0.2%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	1,002,190
1,080,000	County of Ward, 5.00%, 06/1/2038, Call 06/1/2028	1,169,057
		2,171,247
	OHIO — 1.4%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 03/21/2018	1,938,580
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	979,360
830,000	City of Akron, 5.00%, 12/1/2026	920,387
1,000,000	City of Chillicothe, 5.00%, 12/1/2037, Call 12/1/2027	1,108,110

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	$433,100
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	732,621
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020	537,480
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,105,570
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	507,115
	Ohio Air Quality Development Authority
500,000	5.63%, 06/1/2018[5]	477,650
1,000,000	5.63%, 10/1/2019	1,030,340
1,000,000	3.75%, 12/1/20231 5	340,000
350,000	4.25%, 01/15/2038, Call 01/15/20282 3	353,360
2,700,000	Ohio Housing Finance Agency, 1.35%, 03/1/2019[1]	2,696,814
	Ohio Water Development Authority
1,000,000	4.00%, 12/1/2033[1]	340,000
1,500,000	5.00%, 12/1/2034, Call 12/1/2026	1,743,015
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,082,100
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 04/5/20181 2	1,001,630
		17,327,232
	OKLAHOMA — 0.3%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	985,158
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,134,590
1,175,000	Oklahoma County Finance Authority, 4.50%, 09/1/2024	1,297,317
		3,417,065
	OREGON — 0.1%
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,099,910
765,000	5.00%, 10/1/2046, Call 10/1/2026	829,910
		1,929,820
	PENNSYLVANIA — 2.8%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	331,681
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	1,049,270
	Allegheny County Industrial Development Authority
130,000	6.75%, 11/1/2024, Call 11/1/2019	133,702
95,000	6.00%, 07/15/2038, Call 07/15/2023	99,101
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,056,470
1,275,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2027[3]	1,355,848
	Berks County Industrial Development Authority
450,000	5.00%, 05/15/2032, Call 05/15/2027	495,252
1,000,000	5.00%, 11/1/2036, Call 11/1/2027	1,109,920
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	106,267
280,000	5.38%, 10/15/2042, Call 10/15/2022	293,275
1,000,000	City of Scranton, 5.00%, 11/15/2026, Call 05/15/2024	1,067,410
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,240,335
	Commonwealth Financing Authority
825,000	5.00%, 06/1/2034, Call 06/1/2028	914,248
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,103,690
500,000	Delaware County Industrial Development Authority, 4.38%, 06/1/2026[3]	499,795
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	388,688
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	293,652
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.00%, 07/1/2033, Call 07/1/2027	1,078,800
1,000,000	5.63%, 07/1/2036, Call 07/1/2022	1,092,210

41

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$2,000,000	Manheim Township School District, 1.49% (LIBOR 1 Month+42 basis points), 11/1/2021[4]	$2,002,340
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	312,893
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,713,135
	Pennsylvania Economic Development Financing Authority
400,000	6.25%, 10/15/2023, Call 10/15/2019	426,288
250,000	6.40%, 12/1/2038, Call 09/1/2025	254,760
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,197,200
600,000	5.80%, 07/1/2030, Call 07/1/2020	655,962
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,125,200
2,000,000	5.00%, 12/1/2036, Call 12/1/2027	2,214,480
500,000	5.00%, 12/1/2041, Call 06/1/2026	555,950
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,110,700
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	919,942
500,000	8.00%, 01/1/2033, Call 01/1/2023	557,490
500,000	6.88%, 06/15/2033, Call 06/15/2023	549,600
180,000	5.00%, 07/1/2037, Call 07/1/2027	191,155
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	967,100
440,000	Quakertown General Authority, 4.00%, 07/1/2022	440,664
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,064,030
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,345,520
525,000	Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.00%, 12/15/2036, Call 12/15/2027	584,231
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,313,047
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	307,835
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	571,875
		35,091,011
	RHODE ISLAND — 0.4%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,696,543
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,199,760
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,180,610
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019	528,685
		4,605,598
	SOUTH CAROLINA — 0.4%
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 02/1/20232 3	502,365
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,122,420
	South Carolina Public Service Authority
1,500,000	5.00%, 12/1/2028, Call 12/1/2026	1,714,350
730,000	5.00%, 12/1/2055, Call 06/1/2025	787,400
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,116,480
		5,243,015
	SOUTH DAKOTA — 0.2%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	618,070
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,354,178
		1,972,248
	TENNESSEE — 1.7%
1,000,000	Bristol Industrial Development Board, 0.00%, 12/1/2031[3]	453,560
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	540,675
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,300,105

42

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
	Johnson City Health & Educational Facilities Board
$500,000	6.50%, 07/1/2038, Call 07/1/2020	$539,670
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,102,440
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[3]	359,164
45,000	6.00%, 05/1/2034, Call 11/1/2024[3]	42,353
2,000,000	Nashville & Davidson County Health & Educational Facilities Board, 1.55%, 11/15/2030[1]	1,988,040
10,000,000	Shelby County Health Educational & Housing Facilities Board, AGM, 1.10%, 06/1/2042, Call 03/5/2018[1]	10,000,000
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,196,402
1,000,000	5.63%, 09/1/2026	1,148,690
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,066,720
		20,737,819
	TEXAS — 4.2%
285,000	Anson Education Facilities Corp., 5.00%, 08/15/2045, Call 08/15/2026	294,314
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	82,793
	Austin Convention Enterprises, Inc.
500,000	5.00%, 01/1/2033, Call 01/1/2027	569,560
320,000	5.00%, 01/1/2034, Call 01/1/2027	361,104
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021	566,950
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,139,520
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,754,895
	City of Hackberry
100,000	4.50%, 09/1/2037, Call 09/1/2027	98,216
250,000	4.50%, 09/1/2038, Call 09/1/2027	259,390
	City of Houston
500,000	5.25%, 09/1/2028, Call 09/1/2021	549,645
1,000,000	4.00%, 03/1/2033, Call 03/1/2027	1,051,720
	City of Houston Airport
250,000	5.50%, 07/1/2034, Call 07/1/2018	253,295
750,000	5.00%, 07/15/2035, Call 07/15/2025[2]	806,843
150,000	City of Leander, 5.00%, 09/1/2047, Call 09/1/2026[3]	146,384
1,500,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[3]	1,558,275
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	892,178
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	521,860
100,000	4.40%, 12/1/2047, Call 12/1/2022	100,719
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,523,385
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,103,860
345,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	395,149
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,217,849
1,000,000	Harris County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2022	1,129,190
1,000,000	Harris County Industrial Development Corp., 4.70%, 05/1/2018	1,004,690
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,274,036
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	488,063
	New Hope Cultural Education Facilities Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	611,538
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,033,440
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,066,800
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024	1,617,975
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	828,921

43

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	$1,219,365
	North Texas Tollway Authority
405,000	6.00%, 01/1/2028, Call 01/1/2019	420,013
95,000	6.00%, 01/1/2028, Call 01/1/2019	98,392
2,000,000	5.00%, 01/1/2035, Call 01/1/2027	2,268,360
955,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 03/26/2018[1]	936,950
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021[5]	670,000
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.25%, 08/1/2018	1,014,980
1,000,000	5.50%, 08/1/2021	1,110,730
290,000	5.50%, 08/1/2027	345,138
1,000,000	San Antonio Water System, 2.00%, 05/1/2043[1]	998,230
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,358,420
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	2,858,575
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,076,190
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,198,360
2,100,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	2,017,617
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	644,033
170,000	6.25%, 12/15/2026	199,403
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	549,165
500,000	5.00%, 12/15/2031, Call 12/15/2022	545,420
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 06/30/2020	1,122,250
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,487,422
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 09/1/2018	1,017,170
	Town of Westlake
450,000	5.50%, 09/1/2025	452,349
200,000	6.13%, 09/1/2035, Call 09/1/2025	200,774
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,336,920
		52,448,783
	UTAH — 0.3%
1,200,000	Salt Lake City Corp. Airport Revenue, 5.00%, 07/1/2026[2]	1,391,040
	Utah Charter School Finance Authority
380,000	3.63%, 06/15/2021[3]	378,993
1,500,000	4.50%, 07/15/2027[3]	1,480,755
500,000	5.25%, 06/15/2037, Call 06/15/2027[3]	504,350
		3,755,138
	VERMONT — 0.2%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	560,825
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,528,856
		2,089,681
	VIRGIN ISLANDS — 0.0%[6]
	Virgin Islands Public Finance Authority
265,000	6.75%, 10/1/2019	199,412
500,000	5.00%, 10/1/2039, Call 10/1/2024	293,750
115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 04/5/2018	113,678
		606,840
	VIRGINIA — 1.4%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018*[5]	429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,110,590
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019	415,472

44

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$1,470,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[2]	$1,505,280
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,390,240
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,184,290
965,000	Lower Magnolia Green Community Development Authority, 5.00%, 03/1/2045, Call 03/1/2025[3]	974,640
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,387
245,000	5.00%, 07/1/2038, Call 07/1/2020	256,797
1,000,000	Virginia College Building Authority, 5.00%, 07/1/2045, Call 07/1/2025[3]	1,051,880
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,198,910
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,676,750
	Virginia Small Business Financing Authority
80,000	6.00%, 01/1/2037, Call 07/1/2022[2]	90,021
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	143,322
4,215,000	5.00%, 12/31/2049, Call 06/30/2027[2]	4,550,472
		17,983,051
	WASHINGTON — 1.6%
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	675,094
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,034,000
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,340,606
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,661,431
275,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	336,507
1,500,000	Seattle Housing Authority, 1.25%, 04/1/2019, Call 04/1/2018	1,490,010
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,249,500
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,134,950
315,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 03/21/2018	315,029
	Washington Health Care Facilities Authority
190,000	5.00%, 10/1/2032, Call 10/1/2028	223,662
1,000,000	2.49% (SIFMA Municipal Swap Index Yield+140 basis points), 01/1/2035, Call 07/1/2024[4]	998,220
1,500,000	5.00%, 08/15/2036, Call 08/15/2027	1,660,635
1,500,000	6.38%, 10/1/2036, Call 10/1/2018	1,535,715
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,990,807
2,500,000	2.17% (LIBOR 1 Month+110 basis points), 01/1/2042, Call 01/1/2022[4]	2,523,050
		20,169,216
	WEST VIRGINIA — 0.2%
	Monongalia County Commission Special District
2,000,000	5.50%, 06/1/2037, Call 06/1/2027[3]	2,061,200
1,000,000	5.75%, 06/1/2043, Call 06/1/2027[3]	1,039,870
		3,101,070
	WISCONSIN — 1.1%
	Public Finance Authority
1,235,000	5.00%, 07/1/2022[2]	1,323,994
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,015,060
500,000	5.75%, 02/1/2035, Call 02/1/2025	485,770
880,000	5.00%, 06/15/2037, Call 06/15/2024[3]	851,655
535,000	5.00%, 07/1/2037, Call 07/1/2024	556,464
1,000,000	5.00%, 09/30/2037, Call 09/30/2027[2]	1,101,470
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[3]	1,145,270
500,000	5.75%, 04/1/2042, Call 04/1/2022	535,765
580,000	5.25%, 05/15/2042, Call 05/15/2025[3]	627,966
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,058,090
165,000	6.00%, 07/15/2042, Call 07/15/2022	175,854

45

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$450,000	5.50%, 03/1/2045, Call 03/1/2025[3]	$462,078
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[3]	1,006,420
1,000,000	7.00%, 12/1/2050, Call 12/1/2027[3]	1,156,900
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023	1,545,514
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	436,864
175,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	181,461
		13,666,595
	WYOMING — 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	525,330
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	231,187
		756,517
	TOTAL MUNICIPAL BONDS
	(Cost $756,716,384)	764,966,385

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.7%
	UNITED STATES – 0.7%
8,184	BlackRock Long-Term Municipal Advantage Trust	92,561
53,753	BlackRock MuniVest Fund, Inc.	495,065
31,817	BlackRock MuniYield Quality Fund, Inc.	450,847
87,593	Deutsche Municipal Income Trust	992,429
72,299	Dreyfus Municipal Income, Inc.	592,852
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	969,750
30,359	Dreyfus Strategic Municipals, Inc.	234,675
23,539	DTF Tax-Free Income, Inc.	313,304
17,462	Invesco Advantage Municipal Income Trust II	189,637
17,008	Invesco Municipal Opportunity Trust	200,864
23,118	Invesco Municipal Trust	273,255
11,819	Invesco Trust for Investment Grade Municipals	147,619
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	122,322
37,184	Pioneer Municipal High Income Advantage Trust	400,472
123,034	Pioneer Municipal High Income Trust	1,398,897
108,960	Western Asset Managed Municipals Fund, Inc.	1,418,659
8,866	Western Asset Municipal Partners Fund, Inc.	127,316
		8,420,524
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,138,880)	8,420,524

	OPEN-END MUTUAL FUNDS — 19.6%
	UNITED STATES — 19.6%
13,577,146	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	188,450,782
5,293,073	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	57,376,907
		245,827,689
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $249,206,432)	245,827,689

	LIMITED PARTNERSHIPS — 11.1%
	UNITED STATES — 11.1%
	MacKay Municipal Credit Opportunities Fund, LP*	28,564,127
	MacKay Municipal Opportunities Fund, LP*	110,250,926
		138,815,053
	TOTAL LIMITED PARTNERSHIPS
	(Cost $134,000,000)	138,815,053

46

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2018

Number of Shares		Value
	SHORT-TERM INVESTMENT — 6.9%
86,642,429	BlackRock MuniCash - Institutional Shares, 0.94%[7]	$86,651,093

	TOTAL SHORT-TERM INVESTMENT
	(Cost $86,645,994)	86,651,093

	TOTAL INVESTMENTS — 99.5%
	(Cost $1,235,707,690)	1,244,680,744
	Other assets less liabilities — 0.5%	6,155,812

	TOTAL NET ASSETS — 100.0%	$1,250,836,556

*	Non-income producing security.

[1]	Variable rate security.

[2]	Alternative Minimum Tax eligible security.

[3]	144A restricted security.

[4]	Floating rate security.

[5]	Security is in default.

[6]	Rounds to less than 0.05%.

[7]	The rate is the annualized seven-day yield at period end.

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AGM-CR – Assured Guaranty Municipal Custodial Receipts

AMBAC – American Municipal Bond Assurance Corporation

BAM – Build America Mutual Assurance Company

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

NATL – National Public Finance Guarantee Corporation

NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG – Obligation

PSF – Permanent School Fund Guaranteed

SAW – State Aid Withholding

SIFMA – Securities Industry and Financial Markets Association

ST RES FD GTY – State Resource Fund Guaranty

XLCA – XL Capital Assurance

See accompanying Notes to Financial Statements.

47

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of February 28, 2018

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 84.5%
	ALTERNATIVE DIVERSIFIERS — 15.2%
7,669,838	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$80,303,206
316,423	Gateway Fund - Y Class	10,489,410
1,573,231	GMO SGM Major Markets Fund - Class VI	49,997,285
2,545,268	Vanguard Market Neutral Fund - Institutional Class	30,085,071
		170,874,972
	CORE/ALTERNATIVE DIVERSIFIERS — 69.3%
1,473,525	FPA Crescent Fund	51,971,239
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	407,444,450
1,495,341	GMO Global Asset Allocation Fund - Class III	49,809,810
14,227,559	JPMorgan Global Allocation Fund - I Class	269,612,250
		778,837,749
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $909,186,985)	949,712,721

	EXCHANGE-TRADED FUNDS — 5.3%
	CORE DIVERSIFIERS — 5.3%
734,201	iShares Core Growth Allocation ETF	32,833,468
700,353	iShares Core Moderate Allocation ETF	26,480,347

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $58,191,737)	59,313,815

	LIMITED PARTNERSHIPS — 7.6%
	ALTERNATIVE DIVERSIFIER — 3.3%
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A	36,963,000
		36,963,000
	CORE DIVERSIFIER — 4.3%
	D. E. Shaw Orienteer X Fund, LLC	48,400,000
		48,400,000
	TOTAL LIMITED PARTNERSHIPS
	(Cost $87,000,000)	85,363,000

	SHORT-TERM INVESTMENT — 2.6%
29,501,653	JPMorgan Prime Money Market Fund - Institutional Shares, 1.49%[2]	29,504,604

	TOTAL SHORT-TERM INVESTMENT
	(Cost $29,504,604)	29,504,604

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,083,883,326)	1,123,894,140
	Liabilities in excess of other assets — (0.0%)[3]	(62,577)

	TOTAL NET ASSETS — 100.0%	$1,123,831,563

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

[3]	Rounds to less than 0.05%.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

See accompanying Notes to Financial Statements.

48

ASPIRIANT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

As of February 28, 2018

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund
ASSETS:
Investments, at value (cost $941,595,181, $1,235,707,690 and $1,083,883,326, respectively)	$1,068,509,944	$1,244,680,744	$1,123,894,140
Cash	672,389	2,816,474	—
Foreign currency, at value (cost $102,268, $0 and $0, respectively)	101,375	—	—
Receivables:
Fund shares sold	113,970	—	59,589
Dividends and interest	1,188,800	9,249,054	56,268
Other prepaid expenses	35,154	63,417	65,209
Total assets	1,070,621,632	1,256,809,689	1,124,075,206

LIABILITIES:
Payables:
Investments purchased	—	4,425,305	—
Securities lending collateral	30,433,628	—	—
Fund shares redeemed	16,532	1,119,872	3,015
Due to Adviser	123,018	228,516	84,543
Accrued fund accounting fees	68,145	75,433	63,917
Accrued fund administration fees	22,775	27,249	24,378
Accrued custody fees	14,998	6,291	1,352
Accrued Trustees' fees	10,625	10,625	10,625
Accrued administrative servicing fees	7,361	18,666	8,323
Accrued transfer agent fees and expenses	6,996	6,285	6,795
Accrued Chief Compliance Officer fees	1,335	1,335	1,335
Accrued other expenses	67,267	53,556	39,360
Total liabilities	30,772,680	5,973,133	243,643

NET ASSETS	$1,039,848,952	$1,250,836,556	$1,123,831,563

NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$886,394,121	$1,239,366,514	$1,066,636,526
Accumulated net investment income	146,150	3,813,060	2,112,865
Accumulated net realized gain (loss) on investments	26,382,075	(1,316,072)	15,071,358
Net unrealized appreciation on:
Investments	126,914,763	8,973,054	40,010,814
Foreign currency	11,843	—	—
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,039,848,952	$1,250,836,556	$1,123,831,563

SHARES ISSUED AND OUTSTANDING	78,343,195^	124,762,592	103,875,314
NET ASSET VALUE PER SHARE	$13.27^	$10.03	$10.82

^	Advisor Shares

See accompanying Notes to Financial Statements.

49

ASPIRIANT TRUST

STATEMENTS OF OPERATIONS

For the Year Ended February 28, 2018

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $307,357, $0 and $0, respectively)	$20,691,031	$6,888,515	$15,803,908
Interest	312,005	27,628,253	383,047
Securities lending income	419,238	—	—
Total investment income	21,422,274	34,516,768	16,186,955

EXPENSES:
Advisory fees	2,203,063	2,950,926	878,443
Administrative services fees	918,222	1,092,949	878,443
Fund administration fees	272,905	325,089	260,877
Fund accounting fees	238,055	283,840	229,947
Registration fees	106,570	135,471	153,531
Legal fees	66,842	49,030	56,528
Custody fees	61,278	22,697	6,464
Audit fees	60,238	58,330	39,708
Trustees' fees and expenses	42,702	42,702	42,702
Transfer agent fees and expenses	41,931	40,128	42,222
Chief Compliance Officer fees	16,176	16,176	16,176
Shareholder reporting fees	15,788	12,117	9,401
Insurance fees	15,650	15,650	15,650
Other expenses	23,919	8,004	18,411
Total expenses	4,083,339	5,053,109	2,648,503
Less: Advisory fees waived	(733,985)	(327,651)	—
Less: Administrative services fees waived	(771,903)	(840,752)	(743,230)
Net expenses	2,577,451	3,884,706	1,905,273
Net investment income	18,844,823	30,632,062	14,281,682

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	16,871,379	1,125,084	12,232,643
Foreign currency translations	(62,732)	—	—
Capital gain distributions	17,937,088	1,621	10,462,067
Total net realized gain	34,745,735	1,126,705	22,694,710
Net change in unrealized appreciation on:
Investments	77,328,215	112,429	24,894,823
Foreign currency translations	17,883	—	—
Total net change in unrealized appreciation	77,346,098	112,429	24,894,823
Net realized and unrealized gain	112,091,833	1,239,134	47,589,533
Net Increase in Net Assets from Operations	$130,936,656	$31,871,196	$61,871,215

See accompanying Notes to Financial Statements.

50

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$18,844,823	$11,828,504	$30,632,062	$23,122,439
Net realized gain (loss) on investments and foreign currency	34,745,735	12,409,721	1,126,705	(1,947,739)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	77,346,098	52,585,012	112,429	(19,003,908)
Net increase in net assets resulting from operations	130,936,656	76,823,237	31,871,196	2,170,792

DISTRIBUTIONS TO SHAREHOLDERS^:
From net investment income	(21,527,271)	(11,961,644)	(31,951,419)	(21,453,279)
From net realized gains	(4,870,420)	(3,510,216)	(363,323)	(1,088,848)
Total distributions to shareholders	(26,397,691)	(15,471,860)	(32,314,742)	(22,542,127)

CAPITAL SHARE TRANSACTIONS^:
Shares sold	249,516,310	395,683,582	403,981,553	526,718,267
Shares issued for reinvestment of distributions	25,000,900	14,630,849	31,038,629	21,741,149
Shares redeemed	(100,870,728)	(91,656,170)	(166,169,389)	(223,930,732)
Net increase from capital share transactions	173,646,482	318,658,261	268,850,793	324,528,684

Total increase in net assets	$278,185,447	$380,009,638	$268,407,247	$304,157,349

NET ASSETS:
Beginning of year	761,663,505	381,653,867	982,429,309	678,271,960
End of year	$1,039,848,952	$761,663,505	$1,250,836,556	$982,429,309

Accumulated net investment income	$146,150	$498,253	$3,813,060	$4,787,087

TRANSACTIONS IN SHARES^:
Shares sold	19,558,879	35,157,706	39,912,912	52,042,189
Shares issued for reinvestment of distributions	1,909,460	1,309,834	3,073,715	2,133,347
Shares redeemed	(7,829,666)	(8,101,874)	(16,463,582)	(22,240,369)
Net increase	13,638,673	28,365,666	26,523,045	31,935,167

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

51

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$14,281,682	$5,355,198
Net realized gain on investments	22,694,710	1,867,191
Net change in unrealized appreciation on investments	24,894,823	16,158,378
Net increase in net assets resulting from operations	61,871,215	23,380,767

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,857,016)	(5,863,886)
From net realized gains	(6,283,359)	(15,218)
Total distributions to shareholders	(21,140,375)	(5,879,104)

CAPITAL SHARE TRANSACTIONS:
Shares sold	557,119,353	465,896,003
Shares issued for reinvestment of distributions	20,280,079	5,656,024
Shares redeemed	(62,010,105)	(49,071,428)
Net increase from capital share transactions	515,389,327	422,480,599

Total increase in net assets	$556,120,167	$439,982,262

NET ASSETS:
Beginning of year	567,711,396	127,729,134
End of year	$1,123,831,563	$567,711,396

Accumulated net investment income	$2,112,865	$217,585

TRANSACTIONS IN SHARES:
Shares sold	52,588,221	46,438,062
Shares issued for reinvestment of distributions	1,905,209	563,349
Shares redeemed	(5,797,927)	(4,892,485)
Net increase	48,695,503	42,108,926

See accompanying Notes to Financial Statements.

52

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015	Period Ended February 28, 2014*
Net asset value, beginning of period	$11.77	$10.50	$11.53	$11.00	$10.00

Income from Investment Operations:
Net investment income (loss)	0.25	0.19	0.15	0.04	0.00	(1)
Net realized and unrealized gain (loss) on investments and foreign currency	1.61	1.34	(0.99)	0.52	1.02
Total from investment operations	1.86	1.53	(0.84)	0.56	1.02

Less Distributions:
From net investment income	(0.29)	(0.20)	0.00 (1)	(0.03)	(0.02)
From net realized gain	(0.07)	(0.06)	(0.19)	—	—
Total distributions	(0.36)	(0.26)	(0.19)	(0.03)	(0.02)

Net asset value, end of period	$13.27	$11.77	$10.50	$11.53	$11.00

Total return	15.80%	14.63%	(7.33)%	5.01%	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,039,849	$761,664	$381,654	$301,750	$202,303
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.44%	0.59%	1.05%	1.81%	2.20	%(3)
Expense waiver	(0.16)%	(0.08)%	(0.04)%	—%	—	%(3)
Total expenses after expense waiver	0.28%	0.51%	1.01%	1.81%	2.20	%(3)
Net investment income (loss)	2.05%	2.02%	1.40%	0.37%	(0.05	)%(3)
Portfolio turnover rate	38%	89%	83%	101%	43	%(2)

*	Commenced operations as of the close of business on April 4, 2013.

(1)	Rounds to less than 0.005.

(2)	Not Annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

53

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended February 28, 2018		Year Ended February 28, 2017	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.00		$10.23	$10.00

Income from Investment Operations:
Net investment income	0.28		0.28	0.20
Net realized and unrealized gain (loss) on investments	0.05		(0.22)	0.18
Total from investment operations	0.33		0.06	0.38

Less Distributions:
From net investment income	(0.30)		(0.28)	(0.15)
From net realized gain	(0.00	)(1)	(0.01)	—
Total distributions	(0.30)		(0.29)	(0.15)

Net asset value, end of period	$10.03		$10.00	$10.23

Total return	3.35%		0.60%	3.86	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,250,837		$982,429	$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.46%		0.51%	0.61	%(3)
Expense waiver	(0.11)%		(0.07)%	(0.07	)%(3)
Total expenses after expense waiver	0.35%		0.44%	0.54	%(3)
Net investment income	2.80%		2.85%	3.32	%(3)
Portfolio turnover rate	28%		20%	0	%(1)(2)

*	Commenced operations as of the close of business on July 1, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

54

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended February 28, 2018	Year Ended February 28, 2017		Period Ended February 29, 2016*
Net asset value, beginning of period	$10.29	$9.77		$10.00

Income from Investment Operations:
Net investment income (loss)	0.15	0.11		0.00	(1)
Net realized and unrealized gain (loss) on investments	0.61	0.53		(0.23)
Total from investment operations	0.76	0.64		(0.23)

Less Distributions:
From net investment income	(0.16)	(0.12)		—
From net realized gain	(0.07)	(0.00	)(1)	—
Total distributions	(0.23)	(0.12)		—

Net asset value, end of period	$10.82	$10.29		$9.77

Total return	7.44%	6.54%		(2.30	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,123,832	$567,711		$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.30%	0.35%		0.78	%(3)
Expense waiver	(0.08)%	(0.07)%		(0.07	)%(3)
Total expenses after expense waiver	0.22%	0.28%		0.71	%(3)
Net investment income (loss)	1.63%	1.55%		(0.20	)%(3)
Portfolio turnover rate	37%	16%		0	%(2)

*	Commenced operations as of the close of business on December 14, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

55

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2018

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following three diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, and Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”, together with the Equity Allocation Fund and the Municipal Bond Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on December 14, 2015. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund - The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds and may, to a limited extent, invest in separately managed accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

56

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

1.	ORGANIZATION (Continued)

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

57

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

58

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Equity Allocation Fund‘s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$1,406,003	$—	$1,406,003
Austria	—	2,004,830	—	2,004,830
Belgium	—	3,201,150	—	3,201,150
Bermuda	8,767,802	1,647,446	—	10,415,248
Brazil	584,605	—	—	584,605
Canada	19,224,423	—	—	19,224,423
Cayman Islands	85,718	1,809,268	—	1,894,986
Chile	3,276,275	—	—	3,276,275
China	1,958,720	4,931,733	—	6,890,453
Colombia	946,899	—	—	946,899
Curacao	44,933	—	—	44,933
Denmark	1,314,490	4,110,634	—	5,425,124
Finland	—	1,690,345	—	1,690,345
France	456,513	3,354,290	—	3,810,803
Germany	912,672	5,679,051	—	6,591,723
Guernsey	7,284,927	40,525	—	7,325,452
Hong Kong	7,626,874	8,662,560	—	16,289,434
India	1,314,985	—	—	1,314,985
Indonesia	1,008,851	—	—	1,008,851
Ireland	439,718	1,134,765	—	1,574,483
Isle of Man	—	14,308	—	14,308
Israel	3,383,939	2,135,187	—	5,519,126
Italy	121,685	2,740,531	—	2,862,216
Japan	7,920,878	26,302,900	—	34,223,778
Jersey	756,565	—	—	756,565
Luxembourg	—	2,375,940	—	2,375,940
Netherlands	1,368,559	638,033	—	2,006,592
New Zealand	—	2,127,555	—	2,127,555
Norway	—	2,466,548	—	2,466,548
Panama	323,844	—	—	323,844
Peru	174,580	—	—	174,580
Portugal	—	506,287	—	506,287
Singapore	649,788	1,828,999	—	2,478,787
South Korea	2,596,999	—	—	2,596,999
Spain	—	1,298,676	—	1,298,676
Sweden	—	2,165,373	—	2,165,373
Switzerland	11,331,216	7,818,732	—	19,149,948

59

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Common Stock (Continued)
Taiwan	$11,845,422	$—	$—	$11,845,422
Thailand	245,833	—	—	245,833
United Kingdom	7,847,714	4,881,172	—	12,728,886
United States	246,842,829	—	—	246,842,829
Virgin Islands (British)	10,509	—	—	10,509
Exchange-Traded Funds	228,726,967	—	—	228,726,967
Closed-End Mutual Fund	—	30,327	—	30,327
Open-End Mutual Fund	315,455,761	—	—	315,455,761
Preferred Stock
Germany	—	463,562	—	463,562
Short-Term Investments	45,758,093	30,433,628	—	76,191,721
Total Investments	$940,609,586	$127,900,358	$—	$1,068,509,944

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$764,966,385	$—	$—	$764,966,385
Closed-End Mutual Funds	8,420,524	—	—	—	8,420,524
Open-End Mutual Funds	245,827,689	—	—	—	245,827,689
Limited Partnerships	—	—	—	138,815,053	138,815,053
Short-Term Investment	86,651,093	—	—	—	86,651,093
Total Investments	$340,899,306	$764,966,385	$—	$138,815,053	$1,244,680,744

60

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of February 28, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Limited Partnership - Fixed Income Relative-Value (a)	$138,815,053	N/A	Indefinite	Quarterly	65	25% investor level gate, if redemptions exceed 25% of total fund's assets
	$138,815,053	N/A

(a)	This Category includes closed-end funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of February 28, 2018:

Limited Partnership	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	8.81%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Quarterly	25% investor level gate, if redemptions exceed 25% of total fund's assets

61

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$170,874,972	$—	$—	$—	$170,874,972
Core/Alternative Diversifiers	778,837,749	—	—	—	778,837,749
Exchange-Traded Funds
Core Diversifiers	59,313,815	—	—	—	59,313,815
Limited Partnerships:
Alternative Diversifier	—	—	—	36,963,000	36,963,000
Core Diversifier	—	—	—	48,400,000	48,400,000
Short-Term Investment	29,504,604	—	—	—	29,504,604
Total Investments	$1,038,531,140	$—	$—	$85,363,000	$1,123,894,140

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of February 28, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Business Days)	Redemption Terms
Limited Partnership -
Merger Arbitrage (a)	$36,963,000	N/A	Indefinite	Daily	3	N/A
Risk Parity (b)	48,400,000	N/A	Indefinite	Monthly	10	N/A
	$85,363,000	N/A

(a)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)

This Category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

62

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on February 28, 2018.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

63

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

For the year ended February 28, 2018, the Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at February 28, 2018. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of February 28, 2018:

Description	Value
Money Market Fund with Dreyfus Treasury & Agency, 1.41%*	$5,000,000
Time Deposit with European Bank for Reconstruction and Development, London, 1.60%*	400,000
Repurchase Agreement with Merrill Lynch Pierce Fenner & Smith, Inc., 1.37%*	12,924,883
Total	$18,324,883

*	The rate shown is the annualized 7-day yield as of February 28, 2018.

As of February 28, 2018 the Equity Allocation Fund held Non-Cash Collateral in the amount of $12,108,745 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the year ended February 28, 2018, the Equity Allocation Fund paid $176,364 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Municipal Bond Fund intends to pay dividends from net investment income at least quarterly. The Equity Allocation Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

64

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the year ended February 28, 2018, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Equity Allocation Fund – Under the Advisory Agreement, the Equity Allocation Fund pays the Adviser at an annual rate of 0.24% of average daily net assets.

65

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. During the period March 1, 2017 to June 30, 2017, the Adviser voluntarily waived expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. Effective July 1, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. For the year ended February 28, 2018, the Adviser voluntarily waived $771,903 under the Administration Agreement.

Municipal Bond Fund – Under the Advisory Agreement, the Municipal Bond Fund pays the Adviser at an annual rate of 0.27% of average daily net assets.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. During the period March 1, 2017 to June 30, 2017, the Adviser voluntarily waived expenses at a rate of 0.07% of average daily net assets such that the Municipal Bond Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. Effective July 1, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.08% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.02% of average daily net assets. For the year ended February 28, 2018, the Adviser voluntarily waived $840,752 under the Administration Agreement.

Defensive Allocation Fund – Under the Advisory Agreement, the Defensive Allocation Fund pays the Adviser at an annual rate of 0.10% of average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. During the period March 1, 2017 to June 30, 2017, the Adviser voluntarily waived expenses at a rate of 0.07% of average daily net assets such that the Defensive Allocation Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. Effective July 1, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. For the year ended February 28, 2018, the Adviser voluntarily waived $743,230 under the Administration Agreement.

Effective February 1, 2017, the Adviser, the Equity Allocation Fund and the Municipal Bond Fund have entered into an advisory fee limitation agreement (“Advisory Fee Limitation Agreement”) under which the Adviser has contractually agreed to waive a portion of its advisory fee of each Fund that is not subject to recoupment. Effective February 1, 2017, the Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% and from 0.27% to 0.24% for Equity Allocation Fund and Municipal Bond Fund, respectively, through June 30, 2018. The Defensive Allocation Fund is not subject to Advisory Fee Limitation Agreement. This arrangement may be terminated only by the Trust’s Board of Trustees. During the year ended February 28, 2018, the Adviser waived $733,985 and $327,651 of its advisory fees for Equity Allocation Fund and Municipal Bond Fund, respectively.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Effective November 14, 2017, the Adviser, the Equity Allocation Fund and the Municipal Bond Fund have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has contractually agreed to pay or absorb the ordinary operating expenses of each Fund (which excludes any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of each Fund) to the extent necessary to limit the annualized operating expenses for the Equity Allocation Fund’s Advisor Shares to 0.65% and the Municipal Bond Fund to 0.65% of each Fund’s average daily net asset value (the “Expense Limitation”). Prior to November 14, 2017, the Expense Limitation Agreement limited the annualized operating expenses for the Equity Allocation Fund’s Advisor Shares to 2.25% and the Municipal Bond Fund to 1.00% of each Fund’s average daily net asset value. The Defensive Allocation Fund is not subject to an expense limitation and reimbursement agreement. In consideration of the Adviser’s agreement to limit each Fund’s expenses, each Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause each Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement.

As of February 28, 2018, there were no amounts waived or assumed that are subject for recoupment by Adviser by each Fund.

(b)	Sub-Advisory Fees

Aperio Group, LLC, Acadian Asset Management LLC, and Wells Capital Management Inc. (“WellsCap”) serve as the sub-advisers of the Equity Allocation Fund. Nuveen Asset Management, LLC and WellsCap serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer of $40,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. The Chair of the Audit Committee is paid an additional $7,500 per year.

4.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2018, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Equity Allocation Fund	$507,277,708	$342,396,980	$—	$—
Municipal Bond Fund	131,375,247	148,032,026	372,892,704	121,200,797
Defensive Allocation Fund	817,820,249	315,321,167	—	—

5.	FEDERAL TAX INFORMATION

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of February 28, 2018, the Equity Allocation Fund, Municipal Bond Fund and Defensive Allocation Fund had $0, $757,790 and $0, respectively, of post-October capital losses which are deferred until March 1, 2018 for tax purposes.

At February 28, 2018, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund
Cost of investments	$942,365,428	$1,242,368,999	$1,083,883,326

Gross unrealized appreciation	$135,692,915	$19,540,540	$48,473,823
Gross unrealized depreciation	(9,548,399)	(17,228,795)	(8,463,009)

Net unrealized appreciation/(depreciation) on investments	$126,144,516	$2,311,745	$40,010,814

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

5.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2018, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized gain (loss) as follows.

	Increase (Decrease)
	Paid in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain (Loss)
Equity Allocation Fund	$11	$2,330,345	$(2,330,356)
Municipal Bond Fund	(3,148,682)	345,330	2,803,352
Defensive Allocation Fund	(11,060)	2,470,614	(2,459,554)

As of February 28, 2018, the components of accumulated earnings on a tax basis were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund
Undistributed ordinary income	$1,197,790	$—	$2,429,548
Undistributed tax-exempt income	—	9,945,939	—
Undistributed long-term capital gains	26,177,292	—	14,754,675
Tax accumulated earnings	27,375,082	9,945,939	17,184,223
Accumulated capital and other losses	(76,610)	(787,642)	—
Unrealized appreciation/(depreciation) on investments	126,144,516	2,311,745	40,010,814
Unrealized depreciation on foreign currency	11,843	—	—
Total accumulated earnings	$153,454,831	$11,470,042	$57,195,037

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2018 and 2017 is as follows:

	2018	2017
Distributions paid from:
Ordinary income	$23,441,182	$11,961,644
Net long-term capital gains	2,956,509	3,510,216
Total taxable distributions	26,397,691	15,471,860
Total distributions paid	$26,397,691	$15,471,860

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2018

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2018 and 2017 is as follows:

	2018	2017
Distributions paid from:
Ordinary income	$—	$172,966
Net long-term capital gains	363,323	980,889
Total taxable distributions	363,323	1,153,855
Tax-exempt dividends	31,951,419	21,388,272
Total distributions paid	$32,314,742	$22,542,127

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2018 and 2017 is as follows:

	2018	2017
Distributions paid from:
Ordinary income	$18,479,936	$5,863,886
Net long-term capital gains	2,660,439	15,218
Total taxable distributions	21,140,375	5,879,104
Total distributions paid	$21,140,375	$5,879,104

6.	NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which is intended to enhance “the accounting for the amortization of premiums for purchased callable debt securities.” The ASU’s amendments are effective for annual periods beginning after December 15, 2018. Early adoption is permitted. Management is evaluating the impact of the ASU’s amendments of the Trust.

7.	SUBSEQUENT EVENTS

As of the close of business on March 29, 2018, the Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), another portfolio within the Trust commenced its operations. The Taxable Bond Fund is advised by the Adviser and has established, offered and issued only one class of shares.

Management has evaluated the events and transactions through the date the financial statements were issued and, aside from the event noted above, determined there were no subsequent events that required adjustment to, or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Aspiriant Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the Aspiriant Risk-Managed Equity Allocation Fund (formerly “Aspiriant Risk-Managed Global Equity Fund”), Aspiriant Defensive Allocation Fund, and Aspiriant Risk-Managed Municipal Bond Fund (each, a “Fund’’, collectively, the “Funds”), including the schedules of investments, as of February 28, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, the financial highlights for the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Milwaukee, WI
April 27, 2018

We have served as the auditor of one or more Aspiriant investment companies since 2012.

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OTHER INFORMATION

February 28, 2018 (Unaudited)

QUALIFIED DIVIDEND INCOME

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Equity Allocation Fund, Municipal Bond Fund, and Defensive Allocation Fund designate income dividends of 72.68%, 0.00%, and 42.61%, respectively, as qualified dividend income paid during the year ended February 28, 2018.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

As of February 28, 2018, dividends paid by the Equity Allocation Fund, Municipal Bond Fund, and Defensive Allocation Fund, which are not designated as capital gain distributions, should be multiplied by 44.08%, 0.00%, and 13.47%, respectively, to arrive at the amount eligible for the corporate dividend received deduction.

LONG-TERM CAPITAL GAINS DESIGNATION

Pursuant to IRC 852 (b)(3) of the Internal Revenue Code, the Equity Allocation Fund, Municipal Bond Fund, and Defensive Allocation Fund hereby designate $2,956,509, $363,323 and $2,660,439, respectively, as long-term capital gains distributed during the year ended February 28, 2018.

TAX-EXEMPT INCOME DESIGNATION

For Federal income tax purposes, the Municipal Bond Fund designates tax-exempt dividends of $31,951,419, or the amount determined to be necessary, for the year ended February 28, 2018.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.aspiriantfunds.com.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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EXPENSE EXAMPLE

February 28, 2018 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

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EXPENSE EXAMPLE (Continued)

February 28, 2018 (Unaudited)

Risk-Managed Equity Allocation Fund	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2017 to February 28, 2018(1)
Actual	$ 1,000.00	$ 1,065.60	0.27%	$ 1.36
Hypothetical	$ 1,000.00	$ 1,023.68	0.27%	$ 1.34

Risk-Managed Municipal Bond Fund	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2017 to February 28, 2018(1)
Actual	$ 1,000.00	$ 997.30	0.35%	$ 1.72
Hypothetical	$ 1,000.00	$ 1,023.28	0.35%	$ 1.74

Defensive Allocation Fund	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2017 to February 28, 2018(1)
Actual	$ 1,000.00	$ 1,036.20	0.20%	$ 1.02
Hypothetical	$ 1,000.00	$ 1,024.00	0.20%	$ 1.01

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 181/365 (to reflect the half-year period).

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TRUSTEES AND OFFICERS

February 28, 2018 (Unaudited)

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust. The business address of each Trustee and officer is 11100 Santa Monica Blvd, Suite 600, Los Angeles, CA 90025.

Independent Trustees
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael D. Le Roy Age 70	Trustee	Indefinite; since 2012	Principal, Crown Capital Advisors LLC (2000-present)	3	Member Board of Directors and Chairman of the Board, The Rockport Company, LLC (2017-present)
Robert D. Taylor Age 56	Trustee	Indefinite; since 2012	Partner, Centinela Capital Partners, LLC (2006-present)	3	None

Interested Trustee
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Robert M. Wagman* Age 66	Trustee/Chairman	Indefinite; since 2013	Retired (2015-present); Managing Director of Investment Management Services, Aspiriant, LLC (2013-2015)	3	None

*	Mr. Wagman is an “interested person” of the Trust as defined in the 1940 Act because he was employed by the Adviser within the past two years.

The Statement of Additional Information (SAI) includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling toll-free 1-877-997-9971.

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TRUSTEES AND OFFICERS (Continued)

February 28, 2018 (Unaudited)

Officers
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Robert J. Francais Age 52	President	Indefinite; since 2013	Chief Executive Officer, Aspiriant, LLC (2010-present), Chief Operating Officer, Aspiriant, LLC (2008-2009)
John D. Allen Age 46	Vice President	Indefinite; since 2014	Chief Investment Officer, Aspiriant, LLC (2014-present); Client Relationship Manager, Grantham, Mayo, Van Otterloo (2009-2014)
Michael H. Kossman Age 53	Vice President	Indefinite; since 2012	Chief Operating Officer (2012 -present), Chief Compliance Officer (2008-present), Chief Financial Officer (2008-2012), Aspiriant, LLC
Douglas S. Hendrickson Age 48	Treasurer	Indefinite; since 2016

Chief Financial Officer, Aspiriant, LLC (2016-present); Acting Chief Financial Officer, Cetera Financial Group (2016-2016); Group Chief Financial Officer, Investor Services Division, Charles Schwab (2013-2015); Head of Corporate Planning, Profitability Analysis and Management Reporting, Charles Schwab (2011-2013)

Benjamin D. Schmidt Age 41	Assistant Treasurer; Secretary, Chief Compliance Officer; Anti-Money Laundering Officer	Indefinite; since 2015	Director, Aspiriant, LLC (2015-present); AVP Fund Administration, UMB Fund Services, Inc. (2000-2015)

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PRIVACY POLICY

FACTS	WHAT DOES ASPIRIANT FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Aspiriant Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Aspiriant Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For marketing purposes – to offer our products and services to you.	No	Do Not Share
For joint marketing with other financial companies.	No	Do Not Share
For our affiliates’ everyday business purposes – information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness.	No	Do Not Share
For our affiliates to market to you.	No	Do Not Share
For nonaffiliates to market to you.	No	Do Not Share

Questions?	Call 1.877.997.9971

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PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Aspiriant Funds

What we do
How does Aspiriant Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

With respect to online privacy, we employ certain internet and email specific practices to maintain the security of your online sessions, including but not limited to firewall barriers, encryption and authentication procedures.

How does Aspiriant Funds collect my personal information?

We collect you personal information, for example, when you:

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Aspiriant Funds has no affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Aspiriant Funds does not share with nonaffiliates so they can market to you.

● Nonaffiliates we share with can include: attorneys, accountants, custodians, brokers, service providers, banks and other financial advisors and institutions.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Aspiriant Funds does not jointly market.

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

Each a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Acadian Asset Management LLC
260 Franklin Street
Boston, MA 02110

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2. Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Code is attached as an exhibit. There were no amendments to the Code or waivers from the provisions of the Code.

Item 3. Audit Committee Financial Expert

The Registrant’s board has determined that Mr. Michael D. LeRoy possess the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated Mr. LeRoy as “audit committee financial expert.” Mr. LeRoy is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s last two fiscal years are as follows:

(a) Audit Fees for Registrant.

Fiscal year ended February 28, 2017	$119,500
Fiscal year ended February 28, 2018	$120,000

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended February 28, 2017	None
Fiscal year ended February 28, 2018	None

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended February 28, 2017	$22,500
Fiscal year ended February 28, 2018	$23,500

(d) All Other Fees.

Fiscal year ended February 28, 2017	None
Fiscal year ended February 28, 2018	None

The aggregate fees billed for the past two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended February 28, 2017	None
Fiscal year ended February 28, 2018	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

(b) Not applicable.

(c) 100%

(d) Not applicable.

(f) None.

(g) Non-Audit Fees Billed for Registrant

None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits

(1)	Code of Ethics as required by Item 2. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	4/27/2018

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	4/27/2018